           As filed with the Securities and Exchange Commission on July 18, 2006
                                           Securities Act File No. _____________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                           Pre-Effective Amendment No. / /

                          Post-Effective Amendment No. / /

                               ING PARTNERS, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

    It is proposed that this filing will become effective on August 17, 2006 pursuant to Rule 488 under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company
                            Act of 1940, as amended.

                ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               September 11, 2006

Dear Variable Contract Owner/Plan Participant:

     The Board of Directors has called a Special Meeting of shareholders of ING Goldman Sachs(R) Structured Equity Portfolio ("Goldman Sachs(R) Structured Equity Portfolio"), which is scheduled for 10:00 a.m., Local time, on October 26, 2006, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

     The Board of Directors of Goldman Sachs(R) Structured Equity Portfolio has reviewed and recommends the proposed reorganization (the "Reorganization") of Goldman Sachs(R) Structured Equity Portfolio with and into ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity Portfolio") (each a "Portfolio" and collectively, the "Portfolios"). Both Portfolios are members of the mutual fund group called the "ING Funds."

     Shares of Goldman Sachs(R) Structured Equity Portfolio have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a "Variable Contract") or at your direction by your qualified pension or retirement plan ("Qualified Plan"). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as an owner of a Variable Contract or as a participant in a Qualified Plan ("Plan Participant") for which Goldman Sachs(R) Structured Equity Portfolio serves as an investment option, are being asked by your Insurance Company for instructions as to how to vote the shares of the Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan. As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

     If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of UBS U.S. Large Cap Equity Portfolio instead of shares of Goldman Sachs(R) Structured Equity Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

     A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES ATTRIBUTABLE TO YOUR VARIABLE CONTRACT AND/OR QUALIFIED PLAN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND PROVIDE VOTING INSTRUCTIONS. IT IS IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN OCTOBER 25, 2006.

     Goldman Sachs(R) Structured Equity Portfolio is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                   Sincerely,

                                   /s/ James M. Hennessy

                                   James M. Hennessy,
                                   PRESIDENT AND CHIEF EXECUTIVE OFFICER

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

                ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
               OF ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO
                         SCHEDULED FOR OCTOBER 26, 2006

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING Goldman Sachs(R) Structured Equity Portfolio ("Goldman Sachs(R) Structured Equity Portfolio") is scheduled for October 26, 2006 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

       (1) To approve an Agreement and Plan of Reorganization by and among Goldman Sachs(R) Structured Equity Portfolio and ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity Portfolio"), providing for the reorganization of Goldman Sachs(R) Structured Equity Portfolio with and into UBS U.S. Large Cap Equity Portfolio; and

       (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

     Shareholders of record as of the close of business on July 28, 2006, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Goldman Sachs(R) Structured Equity Portfolio or by voting in person at the Special Meeting.

                                   By Order of the Board of Directors

                                   /s/ Huey P. Falgout, Jr.

                                   Huey P. Falgout, Jr.
                                   SECRETARY


September 11, 2006

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

                     ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
                           PROXY STATEMENT/PROSPECTUS

                               SEPTEMBER 11, 2006

                                TABLE OF CONTENTS

INTRODUCTION                                                                                                      1

SUMMARY                                                                                                           3
   The Proposed Reorganization                                                                                    3
   Comparison of Investment Objectives and Principal Investment Strategies                                        5
   Comparison of Portfolio Characteristics                                                                        7
   Comparison of Portfolio Performance                                                                            9
   Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios                        12

COMPARISON OF FEES AND EXPENSES                                                                                  14
   Management Fees                                                                                               14
   Sub-Adviser Fees                                                                                              15
   Administration Fees                                                                                           15
   Distribution and Service Fees                                                                                 15
   Expense Limitation Arrangements                                                                               15
   Expense Tables                                                                                               115
   Portfolio Expenses                                                                                            16
   General Information                                                                                           18
   Key Differences in Rights of ING Goldman Sachs(R) Structured Equity Portfolio's Shareholders and
   ING UBS U.S. Large Cap Equity Portfolio's Shareholders                                                        18

INFORMATION ABOUT THE REORGANIZATION                                                                             18
   The Reorganization Agreement                                                                                  18
   Reasons for the Reorganization                                                                                19
   Board Considerations                                                                                          19
   Tax Considerations                                                                                            20
   Expenses of the Reorganization                                                                                20
   Future Allocation of Premiums                                                                                 20

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS                                                                      20
   Form of Organization                                                                                          20
   Adviser                                                                                                       20
   Distributor                                                                                                   21
   Taxes and Distributions                                                                                       21
   Capitalization                                                                                                21

GENERAL INFORMATION ABOUT THE PROXY STATEMENT                                                                    22
   Solicitation of Proxies                                                                                       22
   Voting Rights                                                                                                 22
   Other Matters to Come Before the Special Meeting                                                              23
   Shareholder Proposals                                                                                         23

APPENDICES
   Portfolio Manager's Report for ING UBS U.S. Large Cap Equity Portfolio                                       A-1
   Form of Agreement and Plan of Reorganization                                                                 B-1
   Additional Information Regarding ING UBS U.S. Large Cap Equity Portfolio                                     C-1
   Security Ownership of Certain Beneficial and Record Owners                                                   D-1

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

                           PROXY STATEMENT/PROSPECTUS

                     ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               SEPTEMBER 11, 2006

                                  INTRODUCTION

     This combined proxy statement and prospectus ("Proxy Statement/Prospectus") relates to a Special Meeting of shareholders of ING Goldman Sachs(R) Structured Equity Portfolio ("Goldman Sachs(R) Structured Equity Portfolio") to be held on October 26, 2006. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of Goldman Sachs(R) Structured Equity Portfolio with and into ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity Portfolio") (each a "Portfolio" and collectively, the "Portfolios").

     Shares of Goldman Sachs(R) Structured Equity Portfolio are not offered directly to the public but are sold to separate accounts ("Separate Accounts") of certain participating life insurance companies ("Participating Insurance Companies") and are used to fund variable annuity and/or variable life contracts (each a "Variable Contract" and collectively, "Variable Contracts") and qualified pension and retirement plans (each a "Qualified Plan"). Participants in a Qualified Plan ("Plan Participants") or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Participating Insurance Company or Qualified Plan that uses a Portfolio as a funding vehicle is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Variable Contract owners or Plan Participants. As such and for ease of reference throughout the Proxy Statement/Prospectus, Variable Contract holders and Plan Participants will be referred to as "shareholders" of the Portfolios.

     Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), Goldman Sachs(R) Structured Equity Portfolio would transfer its assets to UBS U.S. Large Cap Equity Portfolio in exchange for shares of common stock of UBS U.S. Large Cap Equity Portfolio and the assumption by UBS U.S. Large Cap Equity Portfolio of Goldman Sachs(R) Structured Equity Portfolio's known liabilities as of the Closing Date (as defined below). UBS U.S. Large Cap Equity Portfolio shares would then be distributed to shareholders of Goldman Sachs(R) Structured Equity Portfolio so that each shareholder would receive a number of full and fractional shares of UBS U.S. Large Cap Equity Portfolio equal to the aggregate value of the number of shares of Goldman Sachs(R) Structured Equity Portfolio held by such shareholder. As a result of the Reorganization, Goldman Sachs(R) Structured Equity Portfolio will distribute shares of UBS U.S. Large Cap Equity Portfolio in liquidation of Goldman Sachs(R) Structured Equity Portfolio on November 4, 2006, or such other date as the parties may agree ("Closing Date").

     Because you, as a shareholder of Goldman Sachs(R) Structured Equity Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of UBS U.S. Large Cap Equity Portfolio, this Proxy Statement also serves as a Prospectus for UBS U.S. Large Cap Equity Portfolio. UBS U.S. Large Cap Equity Portfolio is a diversified, open-end management investment company, which seeks to provide investors with long-term growth of capital and future income, as described more fully below.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement, dated September 11, 2006, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class ("ADV Class") and Service Class ("S Class") Prospectus and the Initial Class ("I Class") Prospectus of Goldman Sachs(R) Structured Equity Portfolio, each dated April 28, 2006, which are incorporated herein by reference; and the ADV Class and S Class Prospectus and the I Class Prospectus of UBS U.S. Large Cap Equity Portfolio, each dated April 28, 2006. The SAI for each Portfolio, dated April 28, 2006 is incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for each Portfolio, dated December 31, 2005, and the semi-annual report for each Portfolio dated June 30, 2006, are each incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

     Both Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, (the "1940 Act") and file reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information, at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, Washington, D.C. 20549.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as APPENDIX B. Also, you should consult the ADV Class and S Class Prospectus and the I Class Prospectus, each dated April 28, 2006, for more information about UBS U.S. Large Cap Equity Portfolio.

THE PROPOSED REORGANIZATION

     At a meeting held on May 25, 2006, the Board of Directors of Goldman Sachs(R) Structured Equity Portfolio approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

  - the transfer of all of the assets of Goldman Sachs(R) Structured Equity Portfolio to UBS U.S. Large Cap Equity Portfolio in exchange for shares of common stock of UBS U.S. Large Cap Equity Portfolio;

  - the assumption by UBS U.S. Large Cap Equity Portfolio of the liabilities of Goldman Sachs(R) Structured Equity Portfolio known as of the Closing Date (as described below);

  - the distribution of UBS U.S. Large Cap Equity Portfolio shares to the shareholders of Goldman Sachs(R) Structured Equity Portfolio; and

  -  the complete liquidation of Goldman Sachs(R) Structured Equity Portfolio.

     UBS U.S. Large Cap Equity Portfolio shares would then be distributed to shareholders of Goldman Sachs(R) Structured Equity Portfolio so that each shareholder would receive a number of full and fractional shares of UBS U.S. Large Cap Equity Portfolio equal to the aggregate value of shares of Goldman Sachs(R) Structured Equity Portfolio held by such shareholder.

     As a result of the Reorganization, each owner of ADV Class, S Class and I Class shares of Goldman Sachs(R) Structured Equity Portfolio would become a shareholder of the corresponding class of shares of UBS U.S. Large Cap Equity Portfolio. The Reorganization is expected to be effective on November 4, 2006, or such other date as the parties may agree (the "Closing Date").

     Each shareholder will hold, immediately after the Closing Date, shares of UBS U.S. Large Cap Equity Portfolio having an aggregate value equal to the aggregate value of corresponding shares of Goldman Sachs(R) Structured Equity Portfolio held by that shareholder as of the Closing Date.

     In considering whether to approve the Reorganization, you should note that:

  -  The Portfolios have similar investment objectives;

  - Both Portfolios have similar investment strategies and invest primarily in equity securities of large-capitalization U.S. companies, with a substantial proportion of each Portfolio invested in the same sectors;

  - Both Funds have the same investment Adviser, ING Life Insurance and Annuity Company; Goldman Sachs(R) Structured Equity Portfolio is sub-advised by Goldman Sachs Asset Management, L.P. while UBS U.S. Large Cap Equity is sub-advised by UBS Global Asset Management (Americas) Inc.;

  - Although Goldman Sachs(R) Structured Equity Portfolio, which commenced operations in May 2003, has superior year-to-date and one-year total return, UBS U.S. Large Cap Equity Portfolio, which commenced operations in November 1997, presents a much longer record of performance, has superior calendar year total returns for 2004 and 2005, and is a much larger fund (approximately $281 million versus $101 million for Goldman Sachs(R) Structured Equity Portfolio as of December 31, 2005);

  - UBS U.S. Large Cap Equity Portfolio's advisory fee schedule has breakpoints and, over time, could result in a lower advisory fee for shareholders of Goldman Sachs(R) Structured Equity Portfolio as assets in the Portfolio rise;

  - The proposed Reorganization will result in a lower administrative fee for shareholders of Goldman Sachs(R) Structured Equity Portfolio (0.15% versus 0.20%); and

  - The proposed Reorganization is expected to result in lower gross and net expenses for shareholders of each class of Goldman Sachs(R) Structured Equity Portfolio.

     The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for ADV Class, S Class and I Class shares of each Portfolio as of December 31, 2005 are as follows:

  GROSS AND NET EXPENSES BEFORE THE REORGANIZATION(1)

                                                                    ADV CLASS          S CLASS          I CLASS
                                                                    ---------          -------          -------
     Goldman Sachs(R) Structured Equity Portfolio                     1.40%             1.15%            0.90%

     UBS U.S. Large Cap Equity Portfolio                              1.35%             1.10%            0.85%

  AFTER THE REORGANIZATION: PRO FORMA

                                                                    ADV CLASS          S CLASS          I CLASS
                                                                    ---------          -------          -------
     Gross estimated expenses of UBS U.S. Large Cap
     Equity Portfolio                                                 1.35%             1.10%            0.85%

     Net estimated expenses of UBS U.S. Large Cap
     Equity Portfolio                                                 1.35%             1.10%            0.85%

----------
(1) Neither Goldman Sachs(R) Structured Equity Portfolio nor UBS U.S. Large Cap Equity Portfolio have any fee waivers in place and therefore the gross and net expenses of each Portfolio, respectively, are equivalent.

     Approval of the Reorganization Agreement requires an affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or
(ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The following summarizes the investment objective, principal investment strategies and management differences, if any, between Goldman Sachs(R) Structured Equity Portfolio and UBS U.S. Large Cap Equity Portfolio:

                                GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO       UBS U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE          The Portfolio seeks long-term growth of capital    The Portfolio seeks long-term growth of
                              and dividend income.                               capital and future income.

PRINCIPAL INVESTMENT          -    The Portfolio invests, under normal           -    Under normal circumstances, the
STRATEGIES                         circumstances, at least 90% of its total           Portfolio invests at least 80% of
                                   assets in a diversified portfolio of equity        its net assets (plus borrowings for
                                   investments in U.S. issuers, including             investment purposes, if any) in
                                   foreign companies that are traded in the           equity securities of U.S. Large
                                   United States.                                     capitalization companies. The
                                                                                      Portfolio defines large
                              -    The Portfolio seeks to achieve its investment      capitalization companies as those
                                   objective through a broadly diversified            with a market capitalization range
                                   portfolio of large-cap and blue chip equity        equal to that of the Portfolio's
                                   investments representing all major sectors of      benchmark, the Russell
                                   the U.S. economy.                                  1000(R) Index. As of December 31,
                                                                                      2005, the capitalization of
                              -    The Sub-Adviser may sell securities for a          companies represented in the
                                   variety of reasons, such as to secure gains,       Russell(R) 1000 Index ranged between
                                   limit losses, or redeploy assets into              $563 million and $371.7 billion.
                                   opportunities believed to be more promising,
                                   among others.                                 -    Investments in equity securities
                                                                                      may include dividend-paying
                              -    The Portfolio may engage in frequent and           securities, common stock and
                                   active trading of portfolio securities to          preferred stock.
                                   achieve its investment objective.
                                                                                 -    In general, the Portfolio
                                                                                      emphasizes large capitalization
                                                                                      stocks, but also may hold small and
                                                                                      mid-capitalization stocks.

                                                                                 -    The Portfolio may (but is not
                                                                                      require to) use options, futures
                                                                                      and other derivatives as part of
                                                                                      its investment strategy or to help
                                                                                      manage portfolio risks.

                                                                                 -    In selecting securities, the
                                                                                      Sub-Adviser focuses on, among other
                                                                                      things, identifying discrepancies
                                                                                      between a security's fundamental
                                                                                      value and its market price. In this
                                                                                      context, the fundamental value of a
                                                                                      given security is the Sub-Adviser's
                                                                                      assessment of what a security is
                                                                                      worth. The Sub-Adviser will select a
                                                                                      security whose fundamental value it
                                                                                      estimates to be greater than its
                                                                                      market value at any given time for
                                                                                      each stock under analysis. The
                                                                                      Sub-Adviser bases its estimates of
                                                                                      value upon economic, industry and
                                                                                      company analysis, as well as upon a
                                                                                      company's management ream,
                                                                                      competitive advantage and core
                                                                                      competencies. The Sub-Adviser then
                                                                                      compares its assessment of a
                                                                                      security's value against the
                                                                                      prevailing market prices, with the
                                                                                      aim of constructing a portfolio of
                                                                                      stocks with attractive relative
                                                                                      price/value characteristics.

                                                                                 -    The Portfolio may engage in
                                                                                      frequent and active trading of
                                                                                      portfolio securities to

                                GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO       UBS U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                                                      achieve its investment objective.

                                                                                 -    The Sub-Adviser may sell securities
                                                                                      for a variety of reasons, such as
                                                                                      to secure gains, limit losses, or
                                                                                      redeploy assets into opportunities
                                                                                      believed to be more promising,
                                                                                      among others.

INVESTMENT ADVISER                ING Life Insurance and Annuity Company          ING Life Insurance and Annuity Company

SUB-ADVISER                     Goldman Sachs Asset Management, L.P. ("GSAM")     UBS Global Asset Management (Americas)
                                                                                               Inc. ("UBS")

PORTFOLIO MANAGER             GSAM uses a team approach in its management of     Investment decisions for UBS U.S. Large
                              Goldman Sachs(R) Structured Equity Portfolio.      Cap Equity Portfolio are made by the
                              Melissa R. Brown, CFA and Robert Jones, CFA, are   North American Equities Investment
                              primarily responsible for the day-to-day           Management Team ("N.A. Equities Team").
                              management of the Portfolio.                       As lead portfolio manager for the
                                                                                 Portfolio, John Leonard has access to
                                                                                 certain members of the N.A. Equities
                                                                                 Team, including Thomas M. Cole, Head of
                                                                                 Research N.A. Equities Team and Managing
                                                                                 Director; and Thomas Digenan and Scott
                                                                                 Hazen, both N.A. Equities Team
                                                                                 Strategists.

     As you can see from the chart above, both Portfolios have an investment objective of long-term growth of capital and income, and their investment strategies are similar in that they both invest in equity securities, with a focus on large-cap securities. The one notable difference is that Goldman Sachs Structured Equity can invest in foreign securities and the shareholders of Goldman Sachs(R) Structured Equity Portfolio will be going from a 90% investment requirement in equity securities (including foreign companies that are traded in the United States) to an investment requirement of at least 80% in equity securities of U.S. large capitalization companies (as defined by the Russell 1000 Index) and up to 20% in small- and mid-cap stocks.

     Please refer to the "Comparison of Portfolio Characteristic" table on page 7 for more specific information regarding the portfolio characteristics of the Portfolios.

COMPARISON OF PORTFOLIO CHARACTERISTICS

     The following table compares certain characteristics of the Portfolios as of December 31, 2005:

                                                 GOLDMAN SACHS(R) STRUCTURED EQUITY        UBS U.S. LARGE CAP EQUITY
                                                            PORTFOLIO                            PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF ENTIRE PORTFOLIO

Net Assets                                                 $100,674,047                         $280,784,344

Number of Holdings                                               103                                     73

Portfolio Turnover Rate(1)                                       108%                                    51%

Top 5 Industries (as % of net assets)                                                  Diversified Financial
                                                 Oil and Gas                   9.6%    Services                        12.2%
                                                 Diversified Financial
                                                 Services                      8.3%    Pharmaceuticals                 10.2%
                                                 Pharmaceuticals               7.1%    Banks                            8.1%
                                                 Agriculture                   6.7%    Software                         5.5%
                                                 Insurance                     6.2%    Electric                         4.7%

Top 10 Holdings (as a % of net assets)           General Electric Co.          4.8%    Citigroup, Inc.                  4.5%
                                                 Bank of America Corp.         3.3%    Microsoft Corp.                  3.7%
                                                 Johnson & Johnson             3.2%    Morgan Stanley                   3.2%
                                                 Altria Group, Inc.            3.1%    SPDR Trust Series 1              3.0%
                                                 JP Morgan Chase & Co.         2.9%    Wells Fargo & Co.                2.9%
                                                 Amgen, Inc                    2.5%    Wyeth                            2.9%
                                                 Hewlett-Packard Co.           2.4%    Sprint Corp.-FON Group           2.9%
                                                 Time Warner, Inc.             2.4%    UnitedHealth Group, Inc.         2.6%
                                                                                       American International
                                                 Intel Corp.                   2.3%    Group, Inc.                      2.6%
                                                 Pfizer, Inc.                  2.3%    Exelon Corp.                     2.6%

Equity Securities (as a % of net assets)                       102.5%                                  99.0%

Convertible Securities (as a % of net assets)                   0.00%                                  0.00%

Fixed-Income Securities (as a % of net assets)                  0.00%                                  0.00%

EQUITY COMPONENT OF PORTFOLIO

Average market capitalization of companies               $82,638,842,613                      $64,362,237,403
in the Portfolio

Market capitalization range of companies in Portfolio:

    Holdings in companies with market
    capitalizations over $10 billion (as a                     84.88%                                 89.10%
    % of net assets)

    Holdings in companies with market
    capitalizations between $5 billion and                      9.25%                                  3.20%
    $10 billion (as a % of net assets)

    Holdings in companies with market
    capitalizations under $5 billion (as a                      8.37%                                  6.70%
    % of net assets)

                                                 GOLDMAN SACHS(R) STRUCTURED EQUITY        UBS U.S. LARGE CAP EQUITY
                                                            PORTFOLIO                            PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
    U.S. Equity Securities (as a % of net
    assets)                                                    96.65%                                 93.83%

    Other Investment Companies (as a % of
    net assets)                                                 0.00%                                   3.0%

    Foreign Equity Securities (as a % of
    net assets)                                                 5.85%                                  2.17%

FIXED-INCOME COMPONENT OF PORTFOLIO

    Other Investment Companies (as a % of
    net assets)                                                 0.00%                                  0.00%

    Foreign Equity Securities (as a % of
    net assets)                                                 0.00%                                  0.00%

    Investment Grade Securities                                 0.00%                                  0.00%

    High Yield Securities (rated below
    investment grade)                                           0.00%                                  0.00%

----------
(1)  For the one-year period ended December 31, 2005.

COMPARISON OF PORTFOLIO PERFORMANCE

     Set forth below is the performance information for each Portfolio. The following performance provides some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio's I Class shares from year to year and by comparing each Portfolio's performance to that of a broad measure of market performance for the same period. The bar charts show the performance of each Portfolio's I Class shares for each of the past 10 calendar years (or since inception if shorter). ADV Class and S Class shares will have different performance due to differing expenses. The performance information does not include insurance-related charges which are, or may be, imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare a Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIOS WILL PERFORM IN THE FUTURE.

[CHART]

                  GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

1996
1997
1998
1999
2000
2001
2002
2003
2004           13.32
2005            5.88

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.
(2) During the period shown in the chart, the Portfolio's best quarterly performance was 9.37% for the 4th quarter of 2004, and the Portfolio's worst quarterly performance was (3.95)% for the 1st quarter of 2005.
(3)  I Class shares commenced operations on May 1, 2003.

Comparison of Portfolio Performance

[CHART]

                       UBS U.S. LARGE CAP EQUITY PORTFOLIO
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

1996
1997
1998            23.00
1999            24.03
2000            (4.48)
2001           (20.78)
2002           (24.89)
2003            24.95
2004            14.76
2005             9.38

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.
(2) During the period shown in the chart, the Portfolio's best quarterly performance was 22.71% for the 4th quarter of 1998, and the Portfolio's worst quarterly performance was (19.27)% for the 3rd quarter of 2001.
(3)  I Class shares commenced operations on November 28,1997.

                           AVERAGE ANNUAL TOTAL RETURN
                    (FOR THE PERIODS ENDED DECEMBER 31, 2005)

                                                                                                   5 YEARS          10 YEARS
                                                                                                 (OR LIFE OF      (OR LIFE OF
                                                                                   1 YEAR          CLASS) (1)      CLASS) (2)
                                                                                   ------        ------------     -----------
GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO
  ADV Class Return                                                                  5.26%           15.34%            N/A
  S Class Return                                                                    5.54%           15.87%            N/A
  I Class Return                                                                    5.88%           16.24%            N/A
  S&P 500(R) Index(reflects no deductions for fees and expenses) (3)                4.91%           14.29%(4)         N/A
  Morningstar Large Blend Fund Average (reflects no deductions for fees and         6.35%           14.92%(4)         N/A
  expenses) (5)
UBS U.S. LARGE CAP EQUITY PORTFOLIO
  ADV Class Return                                                                  8.67%            3.52%            N/A
  S Class Return                                                                    8.99%            3.75%            N/A
  S&P 500(R) Index (reflects no deductions for fees and expenses) (3)               4.91%            4.06%(6)         N/A
  Russell 1000(R) Index (reflects no deductions for fees and expenses)(7)           6.27%            4.94%(6)         N/A
  Morningstar Large Blend Fund Average (reflects no deductions for fees and         6.35%            4.43%(6)         N/A
  expenses) (5)
  I Class Return                                                                    9.38%           (1.40)%          3.62%
  S&P 500(R) Index (reflects no deductions for fees and expenses) (3)               4.91%            0.54%           4.96%(8)
  Russell 1000(R) Index (reflects no deductions for fees and expenses)(7)           6.27%            1.07%           5.35%(8)
  Morningstar Large Blend Fund Average (reflects no deductions for fees and         6.35%            0.70%           4.74%(8)
  expenses) (5)

----------
(1) ADV Class, S Class and I Class shares of Goldman Sachs(R) Structured Equity Portfolio commenced operations on May 1, 2003. ADV Class and S Class shares of UBS U.S. Large Cap Equity Portfolio commenced operations on December 10, 2001.
(2) I Class shares of UBS U.S. Large Cap Equity Portfolio commended operations on November 28, 1997.
(3) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.
(4) The S&P 500(R) Index and the Morningstar Large Blend Fund Average returns are for the period beginning May 1, 2003.
(5) The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that each Portfolio.
(6) The S&P 500(R) Index, the Russell 1000(R) Index and the Morningstar Large Blend Fund Average returns are for the period beginning December 1, 2001.
(7) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.
(8) The S&P 500(R) Index, the Russell 1000(R) Index and the Morningstar Large Blend Fund Average returns are for the period beginning December 1, 1997.

     For a discussion by the sub-adviser regarding the performance of UBS U.S. Large Cap Equity Portfolio for the fiscal year ended December 31, 2005, see APPENDIX A to this Proxy Statement/Prospectus. Additional information regarding UBS U.S. Large Cap Equity Portfolio is included in APPENDIX C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

     Because the Portfolios have investment objectives that are similar, many of the risks of investing in UBS U.S. Large Cap Equity Portfolio are the same as the risks of investing in Goldman Sachs(R) Structured Equity Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.

     EQUITY SECURITIES RISK. Both Portfolios may invest in equity securities, which include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

     MARKET AND COMPANY RISK. Both Portfolios are subject to market and company risk. This risk relates to the possibility that the price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

     MANAGER RISK. Goldman Sachs(R) Structured Equity Portfolio is also subject to manager risk which means that its sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but that there can be no assurance that these will achieve the Portfolio's objective. The Portfolio's sub-adviser could do a poor job in executing an investment strategy. The Portfolio's sub-adviser may use the investment techniques or invest in securities that are not part of the Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.

     DERIVATIVES RISK. Both Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolios may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of a Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivatives.

     PORTFOLIO TURNOVER RISK. Both Portfolios are subject to portfolio turnover risk as a result of the possibility that changes to the investments of the Portfolios may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolios will vary from year to year, as well as within a year.

     CREDIT RISK. Goldman Sachs(R) Structured Equity Portfolio is subject to credit risk and could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High yield/high risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature. A Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal. A portfolios investment in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities involves credit risk because certain obligations are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources rather than the full faith and credit of the U.S. Treasury.

     CURRENCY RISK. Because Goldman Sachs(R) Structured Equity Portfolio can invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the value of its asset.

     EMERGING GROWTH RISK. Goldman Sachs(R) Structured Equity Portfolio is subject to emerging growth risk because the Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.

     FOREIGN INVESTMENT RISK. Goldman Sachs(R) Structured Equity Portfolio may make foreign investments which may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts, European depositary receipts, and Global depositary receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

     GROWTH INVESTING RISK. Goldman Sachs(R) Structured Equity Portfolio may invest in growth-oriented stocks which typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

     INTEREST RATE RISK Goldman Sachs(R) Structured Equity Portfolio is subject to interest rate risk because the value of debt securities and short-term money market instruments in which the Portfolio may invest in generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

     LIQUIDITY RISK. Goldman Sachs(R) Structured Equity Portfolio is subject to liquidity risk which exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and credit risk tend to have greater exposure to liquidity risk.

     MID-CAPITALIZATION COMPANY RISK. UBS U.S. Large Cap Equity Portfolio is subject to mid-capitalization company risk due to its ability to invest in securities of mid-capitalization companies which entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

     OVER-THE-COUNTER ("OTC") INVESTMENT RISK. UBS U.S. Large Cap Equity Portfolio is also subject to OTC investment risk because of its ability to invest in securities traded on the OTC securities market which can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

     SMALL-CAPITALIZATION COMPANY RISK. UBS U.S. Large Cap Equity Portfolio's ability to invest in small capitalization companies subjects it to small-capitalization company risk because investments in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile than stocks of larger companies.

     VALUE INVESTING RISK. UBS U.S. Large Cap Equity Portfolio may invest in "value" stocks and is therefore subject to value investing risk. A sub-adviser may be wrong in its assessment of a company's value and the stocks the Portfolio holds may not reach what the sub-adviser believes are their full values. A particular risk of the Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

                         COMPARISON OF FEES AND EXPENSES

     The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of UBS U.S. Large Cap Equity Portfolio, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING ING UBS U.S. LARGE CAP EQUITY PORTFOLIO."

MANAGEMENT FEES

     Each Portfolio pays ING Life Insurance and Annuity Company ("ILIAC" or "Adviser"), the investment adviser to both Portfolios, a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio for ADV Class, S Class and I Class shares for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                              MANAGEMENT FEES
               PORTFOLIO                                                  (AS A % OF NET ASSETS)
               ---------                                                  ----------------------
               Goldman Sachs(R) Structured Equity Portfolio                         0.70%

               UBS U.S. Large Cap Equity Portfolio                                  0.70%

     If the Reorganization is approved by shareholders, UBS U.S. Large Cap Equity Portfolio will continue to pay a management fee of 0.70% of the Portfolio's average daily net assets. For more information regarding the management fees for each Portfolio, including any breakpoints, see the SAI of the Portfolios dated April 28, 2006.

SUB-ADVISER FEES

     ILIAC pays GSAM, the sub-adviser to Goldman Sachs(R) Structured Equity Portfolio, and UBS, the sub-adviser to UBS U.S. Large Cap Equity Portfolio, each a sub-advisory fee, payable monthly, based on the average daily net assets of the applicable Portfolio. The following table shows the aggregate annual sub-advisory fee paid by the Adviser to the sub-adviser of each Portfolio for ADV Class, S Class and I Class for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                                             SUB-ADVISER FEES
               PORTFOLIO                                                  (AS A % OF NET ASSETS)
               ---------                                                  ----------------------
               Goldman Sachs(R) Structured Equity Portfolio                         0.35%

               UBS U.S. Large Cap Equity Portfolio                                  0.27%

     If the Reorganization is approved by shareholders, the Adviser will pay a sub-advisory fee of 0.27% of the Portfolio's average daily net assets.

ADMINISTRATION FEES

     Goldman Sachs(R) Structured Equity Portfolio pays an annual administration fee of 0.20% of the Portfolio's average daily net assets. UBS U.S. Large Cap Equity Portfolio pays an annual administrative fee of 0.15% of the Portfolio's average daily net assets. If the Reorganization is approved by shareholders, UBS U.S. Large Cap Equity Portfolio will pay an annual administration fee of 0.15% of the Portfolio's average daily net assets.

DISTRIBUTION AND SERVICE FEES

     Each Portfolio pays the distribution (12b-1) and service fees for ADV Class shares and the service fee for S Class shares as described in the table entitled "Annual Portfolio Operating Expenses." I Class shares do not pay distribution (12b-1) or services fees.

EXPENSE LIMITATION ARRANGEMENTS

     There is no expense limitation agreement currently in place for either Goldman Sachs(R) Structured Equity Portfolio or UBS U.S. Large Cap Equity Portfolio.

EXPENSE TABLES

     As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact or Qualified Plan.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               ADV CLASS   S CLASS   I CLASS
                                                               ---------   -------   -------
               Maximum sales charge (load) imposed on
               purchases (as a percentage of offering
               price)                                            None        None      None

               Maximum deferred sales charge (load)(as
               a percentage of the lower of original             None        None      None
               purchase price or redemption proceeds)

     Neither Goldman Sachs(R) Structured Equity Portfolio nor UBS U.S. Large Cap Equity Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

PORTFOLIO EXPENSES

     The current expenses of each of the Portfolios and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by ADV Class, S Class and I Class shares of the Portfolios for the period ended December 31, 2005. PRO FORMA fees show estimated fees of UBS U.S. Large Cap Equity Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. PRO FORMA numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table below does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                             AS OF DECEMBER 31, 2005
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS, SHOWN AS A RATIO OF EXPENSES
                        TO AVERAGE DAILY NET ASSETS) (1)

                                                                 OTHER EXPENSES             TOTAL
                                                                 --------------            PORTFOLIO      WAIVERS,
                             MANAGEMENT   DISTRIBUTION       ADMIN.         SHAREHOLDER    OPERATING   REIMBURSEMENT,     NET
                                FEES      (12b-1) FEES   SERVICES FEE(2)   SERVICES FEE    EXPENSES    AND RECOUPMENT   EXPENSES
                                ----      ------------   ---------------   ------------    --------    --------------   --------
ADV CLASS

Goldman Sachs(R) Structured
Equity Portfolio                   0.70%          0.25%             0.20%          0.25%        1.40%             N/A          1.40%

UBS U.S. Large Cap Equity
Portfolio                          0.70%          0.25%             0.15%          0.25%        1.35%             N/A          1.35%

UBS U.S. Large Cap Equity
Portfolio (Surviving
Portfolio After the
Reorganization)
   (Estimated PRO FORMA)
   (Unaudited)                     0.70%          0.25%             0.15%          0.25%        1.35%             N/A          1.35%

S CLASS

Goldman Sachs(R) Structured
Equity Portfolio                   0.70%           N/A              0.20%          0.25%        1.15%             N/A          1.15%

UBS U.S. Large Cap Equity
Portfolio                          0.70%           N/A              0.15%          0.25%        1.10%             N/A          1.10%

UBS U.S. Large Cap Equity
Portfolio (Surviving
Portfolio After the
Reorganization)
   (Estimated PRO FORMA)
   (Unaudited)                     0.70%           N/A              0.15%          0.25%        1.10%             N/A          1.10%

I CLASS

Goldman Sachs(R) Structured
Equity Portfolio                   0.70%           N/A              0.20%           N/A         0.90%             N/A          0.90%

UBS U.S. Large Cap Equity
Portfolio                          0.70%           N/A              0.15%           N/A         0.85%             N/A          0.85%

UBS U.S. Large Cap Equity
Portfolio (Surviving
Portfolio After the
Reorganization)
   (Estimated PRO FORMA)
   (Unaudited)                     0.70%           N/A              0.15%           N/A         0.85%             N/A          0.85%

----------
(1) The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of Goldman Sachs(R) Structured Equity Portfolio and UBS U.S. Large Cap Equity Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes and waivers, if any.

(2) Under an Administrative Services Agreement ING Funds Services, LLC ("IFS") provides administrative services necessary for the Company's ordinary operation and is responsible for the supervision of the Portfolio's other services providers. IFS also assumes all ordinary recurring costs of the Portfolio, such as custodian fees, director's fees, transfer agency fees and accounting fees.

     EXAMPLES. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                        GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO          UBS U.S. LARGE CAP EQUITY PORTFOLIO
                       ----------------------------------------------         -----------------------------------
                       1 YEAR       3 YEARS      5 YEARS     10 YEARS      1 YEAR     3 YEARS    5 YEARS    10 YEARS
                       ------       -------      -------     --------      ------     -------    -------    --------
ADV CLASS               $ 143        $ 443        $ 766       $ 1,680       $ 137      $ 428      $ 739      $ 1,624
S CLASS                 $ 117        $ 365        $ 633       $ 1,398       $ 112      $ 350      $ 606      $ 1,340
I CLASS                 $  92        $ 287        $ 498       $ 1,108       $  87      $ 271      $ 471      $ 1,049

                                         ESTIMATED UBS U.S. LARGE CAP EQUITY
                                                 PORTFOLIO PRO FORMA:
                                                THE PORTFOLIOS COMBINED
                                                -----------------------
                                     1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                     ------       -------      -------     --------
              ADV CLASS               $ 137        $ 428        $ 739       $ 1,624
              S CLASS                 $ 112        $ 350        $ 606       $ 1,340
              I CLASS                 $  87        $ 271        $ 471       $ 1,049

GENERAL INFORMATION

     Following the Reorganization, certain holdings of Goldman Sachs(R) Structured Equity Portfolio that are transferred to UBS U.S. Large Cap Equity Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for UBS U.S. Large Cap Equity Portfolio, and the realization of taxable gains or losses for UBS U.S. Large Cap Equity Portfolio.

KEY DIFFERENCES IN RIGHTS OF ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO'S SHAREHOLDERS AND ING UBS U.S. LARGE CAP EQUITY PORTFOLIO'S SHAREHOLDERS

     Each Fund is organized as a series of ING Partners, Inc. ("IPI"), a Maryland corporation and is governed by the same Articles of Incorporation and By-laws. As such, there are no material differences in the rights of either Portfolio's shareholders.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

     The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as APPENDIX B.

     The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Goldman Sachs(R) Structured Equity Portfolio in exchange for shares of common stock of UBS U.S. Large Cap Equity Portfolio and the assumption by UBS U.S. Large Cap Equity Portfolio of Goldman Sachs(R) Structured Equity Portfolio's known liabilities, as set forth in that Portfolio's Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of UBS U.S. Large Cap Equity Portfolio to shareholders of Goldman Sachs(R) Structured Equity Portfolio, as provided for in the Reorganization Agreement. Goldman Sachs(R) Structured Equity Portfolio will then be liquidated.

     Each ADV Class, S Class and I Class shareholder of Goldman Sachs(R) Structured Equity Portfolio will hold, immediately after the Closing Date, shares of the corresponding class of UBS U.S. Large Cap Equity Portfolio having an aggregate value equal to the aggregate value of the shares of the corresponding class of Goldman Sachs(R) Structured Equity Portfolio held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of UBS U.S.

Large Cap Equity Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

     Until the Closing Date, shareholders of Goldman Sachs(R) Structured Equity Portfolio will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by UBS U.S. Large Cap Equity Portfolio for the redemption of its shares.

     The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Goldman Sachs(R) Structured Equity Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

     The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ILIAC also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolios and the potential to take larger portfolio positions.

     The proposed Reorganization was presented for consideration to the Board of Directors of the Portfolios at a meeting held on May 25, 2006. The Directors of UBS U.S. Large Cap Equity Portfolio, including all of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Portfolio, determined that the interests of the shareholders of UBS U.S. Large Cap Equity Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of UBS U.S. Large Cap Equity Portfolio and its shareholders. Likewise, for the reasons discussed below, the Directors of Goldman Sachs(R) Structured Equity Portfolio, including all of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Portfolio, determined that the interests of the shareholders of Goldman Sachs(R) Structured Equity Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of Goldman Sachs(R) Structured Equity Portfolio and its shareholders.

     The Reorganization will allow Goldman Sachs(R) Structured Equity Portfolio's shareholders to continue to participate in a professionally-managed portfolio that continues to seek long-term growth of capital and income. Additionally, the proposed Reorganization is expected to result in lower gross and net expenses for shareholders of Goldman Sachs(R) Structured Equity Portfolio.

BOARD CONSIDERATIONS

     The Board of Directors of Goldman Sachs(R) Structured Equity Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

  -  the plans of management to reduce overlap in funds in the ING Fund complex;

  -  the potential benefits of the transaction to shareholders;

  - the relative investment performance of Goldman Sachs(R) Structured Equity Portfolio as compared to UBS U.S. Large Cap Equity Portfolio;

  - expense ratios and information regarding fees and expenses of Goldman Sachs(R) Structured Equity Portfolio and UBS U.S. Large Cap Equity Portfolio;

  -  the relative size of the Portfolios;

  - that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (I.E., the separate accounts) or the interests of Variable Contract Owners or Plan Participants;

  - the similarities and differences between investment objectives and strategies of UBS U.S. Large Cap Equity Portfolio and those of Goldman Sachs(R) Structured Equity Portfolio;

  - the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

  - all fees and expenses in connection with the Reorganization will be shared equally between Goldman Sachs(R) Structured Equity Portfolio and ILIAC (or its affiliate);

  -  any benefits that may be realized by the Adviser; and

  - the tax consequences of the Reorganization to Goldman Sachs(R) Structured Equity Portfolio and its shareholders, including the tax-free nature of the transaction.

     The Board of Directors also considered the future potential benefits to ILIAC in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

     THE DIRECTORS OF GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH UBS U.S. LARGE CAP EQUITY PORTFOLIO.

TAX CONSIDERATIONS

     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Goldman Sachs(R) Structured Equity Portfolio nor its shareholders, nor UBS U.S. Large Cap Equity Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

EXPENSES OF THE REORGANIZATION

     The expenses relating to the proposed Reorganization will be shared equally between Goldman Sachs(R) Structured Equity Portfolio and ILIAC (or its affiliate). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

FUTURE ALLOCATION OF PREMIUMS

     Shares of Goldman Sachs(R) Structured Equity Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through separate accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Goldman Sachs(R) Structured Equity Portfolio will be allocated to UBS U.S. Large Cap Equity Portfolio.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

     Each Portfolio is a diversified series of IPI, an open-end management investment company organized as a Maryland corporation. IPI is governed by a Board of Directors consisting of eleven members. For more information on the history of IPI, please refer to the Portfolios' SAI.

ADVISER

     ILIAC, a Connecticut insurance corporation, is the adviser to both Portfolios. As of June 30, 2006, ILIAC managed over $___ billion in registered investment company assets. ILIAC is registered with the SEC as an investment adviser. ILIAC's principal offices are located at151 Farmington Avenue, Hartford, Connecticut 06156.

     ILIAC is an indirect, wholly-owned subsidiary of Lion Connecticut Holdings, Inc. which is a wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"). ING Groep, which is located at Strawinskylaan 2631, 107722 Amsterdam P.O. Box 810, 1000 AV Amsterdam, the Netherlands, is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

     ILIAC has engaged a sub-adviser to provide the day-to-day management of each Portfolio with ILIAC retaining overall responsibility for the management of the Portfolios. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ILIAC or a Portfolio's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ILIAC may assume day-to-day investment management of the Portfolios.

     ILIAC, subject to the supervision of the Board, acts as a "manager-of-managers" for Goldman Sachs(R) Structured Equity Portfolio. In this capacity, ILIAC oversees Goldman Sachs(R) Structured Equity Portfolio's day-to-day operations and investment activities. ILIAC delegates to GSAM, which serves as the sub-adviser to Goldman Sachs(R) Structured Equity Portfolio, the responsibility for investment management, subject to the oversight of ILIAC. ILIAC monitors the investment activities of the sub-adviser. On May 24, 2002, IPI on behalf of its series, and ILIAC received exemptive relief from the SEC permitting ILIAC and IPI, with the approval of the Board, to replace a non-affiliate sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without shareholder approval for the Portfolio. IPI will notify shareholders of any change in the identity of a sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

     For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' annual report dated December 31, 2005. ILIAC has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolios' assets and the purchase and sale of portfolio securities.

DISTRIBUTOR

     ING Financial Advisers, LLC is the principal underwriter of both Portfolios. It is located at 151 Farmington Avenue, Harford, Connecticut 06156 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact the NASD at www.nasdr.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

TAXES AND DISTRIBUTION

     Dividends from net investment income are declared and paid by each Portfolio at least annually. Over the course of the year, accrued and paid dividends will equal all or substantially all of each Portfolio's net investment income. Each Portfolio will also pay dividends from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date, unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

     The Portfolios intend to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that the owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts. Contract owners should review the prospectus for their Variable Contract for information regarding the tax consequences of purchasing a contract.

     If the Reorganization Agreement is approved by Goldman Sachs(R) Structured Equity Portfolio's shareholders, then as soon as practicable before the Closing Date, Goldman Sachs(R) Structured Equity Portfolio will pay the Insurance Company Separate Accounts investing in the Portfolio a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2005, and on a PRO FORMA basis as of December 31, 2005 giving effect to the Reorganization:

                                                                         NET ASSET VALUE       SHARES
                                                        NET ASSETS          PER SHARE        OUTSTANDING
                                                        ----------          ---------        -----------
GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO
ADV Class                                            $      953,263         $   12.31             77,422
S Class                                              $   99,719,284         $   12.45          8,007,387
I Class                                              $        1,500         $   12.50                120

UBS U.S. LARGE CAP EQUITY PORTFOLIO
ADV Class                                            $      425,630         $    9.19             46,310
S Class                                              $    9,666,789         $    9.21          1,050,082
I Class                                              $  270,691,925         $    9.30         29,119,479

PRO FORMA - UBS U.S. LARGE CAP EQUITY PORTFOLIO INCLUDING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO
ADV Class                                            $    1,378,893         $    9.19            150,938
S Class                                              $  109,386,073         $    9.21         11,877,366
I Class                                              $  270,693,425         $    9.30         29,119,640

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about September 11, 2006. In addition to the solicitation of proxies by mail, employees of ILIAC and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. Goldman Sachs(R) Structured Equity Portfolio has retained Computershare Fund Services (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $4,500. ILIAC (or an affiliate) and Goldman Sachs(R) Structured Equity Portfolio will share equally the cost of the proxy solicitation. Shareholders of Goldman Sachs(R) Structured Equity Portfolio may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

     In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

     If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-415-5996.

     A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Goldman Sachs(R) Structured Equity Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Goldman Sachs(R) Structured Equity Portfolio that may be presented at the Special Meeting.

VOTING RIGHTS

     The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owner of the shares of the Portfolios. The Qualified Plans and Participating Insurance Companies will vote each Portfolio's shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Qualified Plans or Variable Contracts.

     Each shareholder of Goldman Sachs(R) Structured Equity Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

     Only shareholders of Goldman Sachs(R) Structured Equity Portfolio as of the close of business on July 28, 2006 (the "Record Date") will be entitled to be present and give voting instructions for Goldman Sachs(R) Structured Equity Portfolio at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, _______ shares of Goldman Sachs(R) Structured Equity Portfolio were outstanding and entitled to vote. To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on October 25, 2006.

     Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or
(ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

     To the knowledge of ILIAC, as of July 28, 2006, no current Director owned 1% or more of the outstanding shares of either Portfolio, and the officers and Directors owned, as a group, less than 1% of the shares of either Portfolio.

     APPENDIX D hereto lists the persons that, as of July 28, 2006, owned beneficially or of record 5% or more of the outstanding shares of any Class of Goldman Sachs(R) Structured Equity Portfolio or UBS U.S. Large Cap Equity Portfolio.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

     Goldman Sachs(R) Structured Equity Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     Goldman Sachs(R) Structured Equity Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Goldman Sachs(R) Structured Equity Portfolio's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

     IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                                      /s/ Huey P. Falgout, Jr.,
                                                      Huey P. Falgout, Jr.,
                                                      SECRETARY


September 11, 2006
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

     PORTFOLIO MANAGER'S REPORT FOR ING UBS U.S. LARGE CAP EQUITY PORTFOLIO

Set forth below is an excerpt from ING UBS U.S. Large Cap Equity Portfolio's annual report, dated December 31, 2005.

                               *    *    *    *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2005

         In our semi-annual report, we referred to mixed markets in which the U.S. investor lost on both domestic and international stocks, with gains in the latter trumped by the rebounding U.S. dollar. In the second half, GLOBAL EQUITIES registered solid gains, although foreign markets ended the 2005 year more convincingly. The Morgan Stanley Capital International ("MSCI") World(R) Index(1) calculated in dollars, including net reinvested dividends rose 10.3% for the six months ended December 31, 2005, and 9.5% for the full year. As for CURRENCIES, the dollar extended its first half run for the six months ended December 31, 2005, rising 2.1% against the euro (12.6% for the full year), 6.2% against the yen (14.7% for the full year), and 3.8% against the pound (10.2% for the full year). Commentators explained the U.S. dollar's unexpected strength by pointing to relatively high U.S. interest rates, the re-cycling of oil exporters' burgeoning wealth into dollar securities, the tax-related "repatriation" into dollars of U.S. corporations' foreign currency balances, and, regarding the yen's particular weakness, non-Japanese investors pouring money into the stock market but hedging their currency risk. Each dynamic was losing steam by 2005 year-end.

         For more than a year, the main issue for U.S. FIXED-INCOME investors had been the unexpected flattening of the yield curve, i.e. the shrinking difference between short-term and long-term interest rates. From June 2004 through June 2005 the Federal Open Market Committee ("FOMC") had raised the Federal Funds Rate by 25 basis points nine times, pulling other short-term rates up. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 0.71% over the same thirteen months. This was put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad, consistent productivity growth at home and foreign investors' hunger for U.S. investments. Occasionally in the second half, for example when Hurricane Katrina and Rita affected oil prices, having peaked near $70 per barrel at the end of August 2005, there looked to be filtering through to general prices, the trend seemed about to break. Nevertheless, in the end the forces of curve flattening prevailed. By December 31, 2005, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. For the six months ended December 31, 2005, the yield on the ten-year Treasury rose by 45 basis points to 4.39% (17 basis points for the full year), and on 13-week U.S. Treasury Bills by 93 basis points (180 basis points for the full year) to 3.98%. The returns on the broad Lehman Brothers Aggregate Bond Index(2) and the Lehman Brothers High Yield Bond Index(3) was -0.1% and 1.6% for the six months ended December 31, 2005, and 2.4% and 2.7% for the full year, respectively.

         The U.S. EQUITIES market in the form of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")(4), added 5.8% including dividends in the latter half of 2005 and 4.9% for the full year, thanks to gains of 3.5% in July and November of 2005. Other months were flat to down and by 2005 year end, the market, trading at a fairly undemanding price-to-earnings level of about 16 times earnings for the current fiscal year, was definitely struggling. Stock investors were initially encouraged by bullish economic reports and even more by second quarter company earnings figures, which were on average up more than 10% year over year. The optimistic mood lasted into early August of 2005, when the S&P 500 Index reached a four-year high, before drifting back as resurgent oil prices made records almost daily. In September and October of 2005 with Hurricanes Katrina and Rita seldom out of the news, two attempted rallies fizzled. High prices at the gas pump were already here. An expensive winter for heating fuel was certain. Sharply rising factory prices started to be found in local Federal Reserve and purchasing managers' reports and, with consumer confidence slumping, the word "stagflation" was heard more than once. In spite of this, as November approached, an evidently swift recovery from the Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through mid-December 2005, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product ("GDP") growth, at 4.1% per annum, was the envy of the developed world. Yet the market gave back nearly 1.6% between Christmas and New Year, when new reports suggested that the end of the bubbling housing market might be at hand. Rising house prices had encouraged the consumer spending that was largely behind robust GDP growth; spending that is, by people who on average were saving little, if anything.

         In international markets JAPAN was the shining star of the second half, soaring 33.3%, based on the MSCI Japan(R) Index(5) in dollars plus net dividends for the six months ended December 31, 2005, and 25.5% for the full year, as the market repeatedly broke five-year records amid new optimism. Investors, albeit mainly foreign ones, came to the belief that Japan is reemerging as a balanced economy and less dependent on exports. Japanese corporations and banks have repaired their balance sheets at last. Rising wages are supporting domestic demand, in addition to an expected end to deflation, seems at hand. EUROPEAN EX UK markets leaped 11.8%, according to the MSCI Europe ex UK(R) Index(6) in dollars including net dividends for the six months ended December 31, 2005 (10.5% for the full year) and 14.7% in local currencies (27.7% for the full year) to the best levels in over four years, despite the first interest rate increase, to 2.5%, in over five years. Mounting evidence of a recovery in local demand, resilient profits and an upsurge of merger and acquisition activity boosted markets that are not particularly expensive. UK EQUITIES advanced 6.4% in the six months ended December 31, 2005 (7.4% for the full year) based on the MSCI UK(R) Index(7) in dollars including net dividends, concealing a more impressive 11.1% increase in pounds (20.1% for the full year), to the highest in four years. The period was dominated by the effect of five interest rate increases to restrain over-stretched consumers and soaring real estate prices. Yet, in the face of mostly miserable economic reports, and despite terrorist attacks in London over two days in July of 2005, investors, encouraged by merger and acquisition activity, supported an inexpensive market yielding over 3%.

----------
(1) The MSCI WORLD(R) INDEX is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
(3) The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.
(4) The STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are trade on major U.S. stock markets.
(5) The MSCI JAPAN(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
(6) The MSCI EUROPE EX UK(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
(7) The MSCI UK(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

         ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

         PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIOS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE CALL (800) 992-0180 OR LOG ON TO WWW.INGFUNDS.COM TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

         MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

                               *    *    *    *

         The ING UBS U.S. Large Cap Equity Portfolio (the "Portfolio") seeks long-term growth of capital and future income. The Portfolio is managed by the North American Equities Investment Management Team ("N.A. Equities Team") led by John Leonard, Portfolio Manager, Head of N.A. Equities Team, and Deputy Global head of Equities and Managing Director, UBS Global Asset Management (Americas) Inc.-- the Sub-Adviser.

         PERFORMANCE: For the year ended December 31, 2005, the Portfolio's Class I shares provided a total return of 9.38% compared to the Standard & Poor's 500 Composite Stock Price ("S&P") Index and the Russell 1000(R) Index, which returned 4.91% and 6.27%, respectively, for the same period.

         PORTFOLIO SPECIFICS: Equities were generally flat for the first three quarters of 2005, as many investors seemed to express concern over the overall health of the economy, the potential for inflation, and rising interest rates. These fears proved to be overblown, and a number of factors combined to drive a year-end rally: Ben Bernanke was named as the successor to Alan Greenspan as Chairman of the Federal Reserve (the "Fed"); oil prices dropped back into the $60 range, coming off their record highs of over $70 a barrel earlier in the year; corporate profitability remained robust; and consumer confidence, after soaring in November, climbed again in December. While the economy's growth is slowing (but still strong), the market seems to believe the Fed has established an implicit cap of 4.5% or 4.75% for short term rates, after raising rates twice in the quarter to bring the federal funds rate to 4.25%. In addition, housing is holding up, staving off concerns, at least for the near term, of the bursting of the much discussed "housing bubble."

         As always, during the year we relied on our bottom-up research process to guide sector allocation and stock selection for the Portfolio. Overall, this process led us to avoid energy stocks, which ultimately detracted from performance. However, this was mostly recovered by being overweight in utilities and underweight in technology. Stock selection was generally favorable especially in the health care and consumer discretionary sectors.

         With regard to the oil and gas industry, we believe the recent broad-based increase in energy prices (partially due to the hurricanes) poses a threat to short-term growth in the U.S. and elsewhere. While inflation was tame over the year, with consumer and producer price measures registering fairly low levels of growth (particularly the "core" measures that exclude volatile components such as energy) we nonetheless continued to underweight the energy sector as we believed (and continue to believe) the price of crude oil and many other commodities is well in excess of equilibrium.

         On the positive side, underweighting computer hardware, and specifically IBM, was beneficial to performance on a relative basis (although not owning Apple Computer, a stellar performer, represented something of a missed opportunity). Construction and real property was another strong sector. Martin Marietta Materials - the nation's second-largest producer and distributor of construction materials including rocks, sand, and gravel - was the Portfolio's top performer in this industry.

         CURRENT STRATEGY AND OUTLOOK: In our opinion, the U.S. economy is expanding at a moderate rate, inflation is under control and the consumer has spending capacity. Given this scenario, our strategy for the year ahead is largely a continuation of our current approach, emphasizing the bottom-up search for valuation opportunities in sectors and specific stocks. We have limited factor bets at present, since most of the opportunities available in the current market are in fact more bottom-up in nature.

         From a sector standpoint, we continue to believe that energy and materials are overvalued on the whole, while the healthcare sector is providing us with the best current opportunities. Within healthcare, we are currently avoiding large-cap pharmaceutical companies with high levels of geriatric exposure. We believe the 2006 Medicare prescription drug benefit program rollout will create significant price pressure for some of these health care companies, but notable opportunities for pharmacy benefit managers.

[CHART]

              CLASS I      S&P 500 INDEX    RUSSELL 1000(R) INDEX
11/28/1997    $10,000      $10,000          $10,000
12/31/1997    $ 9,818      $10,172          $10,203
12/31/1998    $12,076      $13,079          $12,960
12/31/1999    $14,979      $15,831          $15,670
12/31/2000    $14,307      $14,389          $14,450
12/31/2001    $11,319      $12,679          $12,651
12/31/2002    $ 8,502      $ 9,877          $ 9,912
12/31/2003    $10,623      $12,710          $12,874
12/31/2004    $12,191      $14,093          $14,342
12/31/2005    $13,334      $14,785          $15,241

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2005

                                                                  SINCE INCEPTION     SINCE INCEPTION OF
                                                                     OF CLASS I       CLASSES S, AND ADV
                                           1 YEAR     5 YEAR     NOVEMBER 28, 1997     DECEMBER 10, 2001
                                           ------     ------     -----------------    ------------------
Class I                                     9.38%     (1.40)          3.62%                    --
Class S                                     8.99%        --             --                   3.75%
Class ADV                                   8.67%        --             --                   3.52%
Russell 1000(R) Index(1)                    6.27%      1.07%          5.35%(3)               4.94%(4)
S&P 500 index(2)                            4.91%      0.54%          4.96%(3)               4.06%(4)

         Based on a $10,000 initial investment, the graph above illustrates the total return of ING UBS U.S. Large Cap Equity Portfolio against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

         The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

         The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expense been considered, the total returns would have been lower.

         THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 922-0180 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

         This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

         THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

         Portfolio holdings are subject to change daily.

----------
(1) The Russell 1000(R)Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.
(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.
(3)  Since inception performance for the indices is shown from December 1, 1997.
(4)  Since inception performance for the indices is shown from December 1, 2001.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 25th day of May, 2006, by and between ING Partners, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Company"), on behalf of ING UBS U.S. Large Cap Equity Portfolio (the "Acquiring Portfolio"), a separate series of the Company, and ING Goldman Sachs(R) Structured Equity Portfolio (the "Acquired Portfolio"), another separate series of the Company.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class ("ADV Class"), Service Class ("S Class") and Initial Class ("I Class") voting shares of common stock of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are each a series of an open-end, registered investment company of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

         WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio described in paragraph 1.3 by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

         WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities described in paragraph 1.3 of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

         1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional ADV Class, S Class and I Class Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio's statement of assets and liabilities as of the Closing Date delivered by the Company, on behalf of the Acquired Portfolio, to the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record of its ADV Class, S Class and I Class shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a PRO RATA basis, the Acquiring Portfolio Shares of the corresponding class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of ADV Class, S Class and I Class shares of Acquiring Portfolio to be so credited to the corresponding class of Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, S Class and I Class shares of the Acquired Portfolio will represent a number of the corresponding class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with
Section 2.3. The Acquiring Portfolio shall not issue certificates representing the ADV Class, S Class and I Class Acquiring Portfolio Shares in connection with such exchange.

         1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

         1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.       VALUATION

         2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Directors.

         2.2. The net asset value of a ADV Class, S Class and I Class Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Directors.

         2.3. The number of the ADV Class, S Class and I Class Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's assets shall be determined by dividing the value of the net assets with respect to the ADV Class, S Class and I Class shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by Acquiring Portfolio's record keeping agent and by each Portfolio's respective independent accountants.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing Date shall be November 4, 2006, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

         3.2. The Acquired Portfolio shall direct The Bank of New York, as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Portfolio Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Acquired Portfolio's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, S Class and I Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted; or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

              (a) The Acquired Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

              (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

              (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

              (d) The current prospectuses and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

              (e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

              (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound;

              (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

              (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

              (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

              (j) Since December 31, 2005, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

              (k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

              (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (and will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (and will be) eligible to and has computed (and will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

              (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

              (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

              (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

              (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

              (a) The Acquiring Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

              (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

              (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

              (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

              (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

              (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

              (g) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of the Acquiring Portfolio's business. The Company, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

              (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

              (i) Since December 31, 2005, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

              (j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

              (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (and will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (and will be eligible to) and has computed (and will compute) its federal income tax under Section 852 of the Code;

              (l) All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

              (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

              (n) ADV Class, S Class and I Class Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

              (o) The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

              (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Portfolio covenants that the ADV Class, S Class and I Class Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

         5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

         5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the ADV Class, S Class and I Class Acquiring Portfolio Shares received at the Closing.

         5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.9. The Company, on behalf of the Acquired Portfolio, covenants that the Company will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio's Shares to be delivered hereunder; and (b) the Company's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

         5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

         The obligations of the Company, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Company's election, to the performance by the Company, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Company, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. The Company shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

         6.3. The Company, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

         6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional ADV Class, S Class and I Class Acquiring Portfolio Shares of to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

         The obligations of the Company, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by the Company, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Company, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The Company shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Company;

         7.3. The Company shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

         7.4. The Company, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Portfolio, on or before the Closing Date;

         7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional ADV Class, S Class and I Class Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Portfolio, or on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Company's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither the Acquired Portfolio nor Acquiring Portfolio may waive the conditions set forth in this paragraph 8.1;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of Dechert LLP addressed to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company. Notwithstanding anything herein to the contrary, neither the Acquired Portfolio nor the Acquiring Portfolio may waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1. The Acquired Portfolio, and the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be borne equally by the Acquired Portfolio and the investment adviser to the Acquiring Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. The Acquired Portfolio and the Acquiring Portfolio agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before February 1, 2007, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers the Company; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Company pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the ADV Class, S Class and I Class Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Company, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn:
Huey P. Falgout, Jr., in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Company personally, but shall bind only the property of the Acquired Portfolio, as provided in the Articles of Incorporation of the Company. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                               ING PARTNERS, INC. on behalf of its
                                      ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
                                      series

-------------------------                    -----------------------------------
Secretary                             By:

                                             -----------------------------------
                                      Title:


Attest: ING PARTNERS, INC. on behalf of its ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO series

-------------------------                    -----------------------------------
Secretary                             By:

                                             -----------------------------------
                                      Title:

                      (This page intentionally left blank)

                                                                      APPENDIX C

                        ADDITIONAL INFORMATION REGARDING
                     ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
                                (THE "PORTFOLIO")

                                SHAREHOLDER GUIDE

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICES AND QUALIFIED RETIREMENT PLANS

         The Portfolio is available to serve as an investment option offered to variable annuity and variable life insurance separate accounts ("Variable Contracts") and as an investment option to qualified pension and retirement plans ("Qualified Plans"). The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code") and the underlying Treasury Regulations. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Directors ("Board") directed ING Life Insurance and Annuity Company ("ILIAC" or "Adviser") to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

DETERMINATION OF NET ASSET VALUE

         The net asset value ("NAV") per share for each class of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

         In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

         Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

         When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

              - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of close of the NYSE, or the closing value is otherwise deemed unreliable;

              - Securities of an issuer that has entered into a restructuring;

              - Securities whose trading has been halted or suspended;

              - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

              - Securities that are restricted to transfer or resale.

         The Portfolio or Adviser may rely on the recommendation of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

         When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company's Variable Contract holder or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

PRICING OF PORTFOLIO SHARES

         Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day's price, the order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the U.S. Securities and Exchange Commission (the 'SEC').

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER

         ILIAC, a Connecticut insurance corporation, serves as the adviser of the Portfolio. ILIAC has overall responsibility for the management of the Portfolio. ILIAC provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

         ILIAC is registered with the SEC as an investment adviser. ILIAC is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

         As of June 30, 2006, ILIAC managed over $_____ billion in registered investment company assets. The principal address of ILIAC is 151 Farmington Avenue, Hartford, Connecticut 06156.

         ILIAC has engaged a sub-adviser to provide the day-to-day management of the Portfolio's portfolio. ILIAC is responsible for monitoring the investment program and performance of the Portfolio's sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ILIAC or the Portfolio's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ILIAC may assume day-to-day investment management of the Portfolio.

SUB-ADVISER

         ILIAC has engaged UBS Global Asset Management (Americas) Inc. ("UBS" or "Sub-Adviser"), One North Wacker Drive, Chicago, Illinois 60606, as Sub-Adviser to the Portfolio. UBS Global AM is an indirect, wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland. As of June 30, 2006 UBS managed
approximately $[   ] billion in assets.

         Investment decisions for the Portfolio are made by the North American Equities Investment Management Team ("N.A. Equities Team"). John Leonard is the lead portfolio manager for the Portfolio and has responsibility for allocating the portfolio among the various managers and analysts on the N.A. Equities Team and reviewing the overall composition of the Portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard, Head of N.A. Equities Team, Deputy Global Head of Equities and Managing Director, has been with UBS since 1991. Mr. Leonard has access to certain members of the N.A. Equities Team, including Thomas M. Cole, Thomas Digenan and Scott Hazen. Mr. Cole, Head of Research N.A. Equities Team and Managing Director has been with UBS since 1985. Mr. Digenan, N.A. Equities Team Strategist since 2001, has been with UBS since 1995. Mr. Hazen, N.A. Equities Strategist since 2004 has been with UBS since 1995.

         The Sub-Adviser, subject to the supervision of ILIAC and the Board, is responsible for managing the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advise, including office space, facilities and equipment.

         ILIAC has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio's investment objective.

         ILIAC pays the Sub-Adviser a fee at an annual rate based on the average daily net asset value of the Portfolio. ILIAC pays the sub-advisory fee out of its advisory fee.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

         The composition of the portfolio management team may change without notice from time to time.

         The Portfolio's Statement of Additional Information ("SAI"), dated April 28, 2006, provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

ADMINISTRATIVE SERVICES

         Pursuant to an Administrative Services Agreement between ING Partners, Inc. (the "Company"), on behalf of the Portfolio, and ING Funds Services, LLC ("IFS"), IFS has agreed to provide all administrative services in support of the Portfolio and is responsible for the supervision of the Portfolio's other service providers. For its services, IFS is entitled to receive from the Portfolio a fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

PORTFOLIO DISTRIBUTION

         The Portfolio is distributed by ING Financial Advisers, LLC ("ING Financial Advisers" or "Distributor"). It is a Delaware limited liability company with its principal offices at 151 Farmington Avenue, Hartford, CT 06156. ING Financial Advisers is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated person, you may contact the NASD at www.nasdr.com, or the NASD BrokerCheck Hotline at 800-289-9999. An investment brochure containing information describing the Public Disclosure Program is available from the NASD.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

         The Portfolio's shares are classified into Adviser Class, Service Class and Initial Class shares. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

PURCHASE AND REDEMPTION OF SHARES

         The Portfolio's shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

CLASS OF SHARES

         The Company has adopted a Shareholder Servicing Plan ("Service Plan") for the S Class and ADV Class shares of the Portfolio. The Service Plan allows the Company, to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to S Class or ADV Class shares and their shareholders including Variable Contract owners or plan participants with interests in the Portfolio. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its S Class and ADV Class shares, respectively.

         The Company has adopted a Plan of Distribution pursuant to Rule 12b-1 ("Rule 12b-1 Plan") for the ADV Class shares of the Portfolio. The Rule 12b-1 Plan provides for a distribution fee, payable to ING Financial Advisers as the Portfolio's distributor. ING Financial Advisers may pay, on behalf of the Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Rule 12b-1 Plan. Under the Rule 12b-1 Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its ADV Class shares. Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW ING COMPENSATES ENTITIES OFFERING THE PORTFOLIO AS AN INVESTMENT OPTION IN THEIR INSURANCE PRODUCTS

         ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Distribution Plan, the Portfolio's adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

         The distributing broker-dealer for the Portfolio is ING Financial Advisers. ING Financial Advisers has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

         The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and ING USA Annuity and Life Insurance Company. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio.

         Additionally, if a portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

         The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, nor the Adviser or the distributor, are a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

         Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

FREQUENT TRADING - MARKET TIMING

         The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

         The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

         The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

         Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

         Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

         A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1.) The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

         The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semiannually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.

                              FINANCIAL HIGHLIGHTS

         The information in the table below has been derived from ING UBS U.S. Large Cap Equity Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

                                                                        ADV CLASS
                                                 -------------------------------------------------------
                                                                                            DECEMBER 10,
                                                                                             2001(1) TO
                                                            YEAR ENDED DECEMBER 31,         DECEMBER 31,
                                                       2005     2004     2003     2002          2001
                                                       ----     ----     ----     ----          ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period          $     8.52     7.49     6.04      8.10            8.12
   Income (loss) from investment operations:
   Net investment income                         $     0.03*    0.05     0.02      0.02           (0.00)**
   Net realized and unrealized gain (loss) on
   investments                                   $     0.70     1.01     1.45     (2.07)          (0.02)
   Total from investment operations              $     0.73     1.06     1.47     (2.05)          (0.02)
   Less distributions from:
   Net investment income                         $    (0.06)   (0.03)   (0.02)    (0.01)             --
   Total distributions                           $    (0.06)   (0.03)   (0.02)    (0.01)             --
   Net asset value, end of period                $     9.19     8.52     7.49      6.04            8.10
   TOTAL RETURN(2)                               %     8.67    14.21    24.42    (25.29)          (0.25)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $      426       48       39        39              10
   Ratios to average net assets:
   Expenses(3)                                   %     1.35     1.35     1.35      1.34            1.34
   Net investment income(3)                      %     0.37     0.73     0.33      0.29           (0.33)
   Portfolio turnover rate                       %       51      140      126       106              92

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share data calculated using average number of shares outstanding throughout the period.
**   Amount is more than $(0.01).

                                                                         S CLASS
                                                 -------------------------------------------------------
                                                                                            DECEMBER 10,
                                                                                             2001(1) TO
                                                            YEAR ENDED DECEMBER 31,         DECEMBER 31,
                                                       2005     2004     2003     2002          2001
                                                       ----     ----     ----     ----          ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period          $     8.52     7.49     6.05      8.10             8.12
   Income (loss) from investment operations:
   Net investment income                         $     0.06*    0.09     0.01      0.01            (0.00)**
   Net realized and unrealized gain (loss) on
   investments                                   $     0.70     1.00     1.47     (2.05)           (0.02)
   Total from investment operations              $     0.76     1.09     1.48     (2.04)           (0.02)
   Less distributions from:
   Net investment income                         $    (0.07)   (0.06)   (0.04)    (0.01)              --
   Total distributions                           $    (0.07)   (0.06)   (0.04)    (0.01)              --
   Net asset value, end of period                $     9.21     8.52     7.49      6.05             8.10
   TOTAL RETURN(2)                               %     8.99    14.59    24.54    (25.15)           (0.25)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $    9,667    2,356    1,352         8               10
   Ratios to average net assets:
   Expenses(3)                                   %     1.10     1.10     1.10      1.09             1.09
   Net investment income(3)                      %     0.64     1.06     0.37      0.26            (0.17)
   Portfolio turnover rate                       %       51      140      126       106               92

----------
(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Per share data calculated using average number of shares outstanding throughout the period.
**   Amount is less than $0.005.

                                                                           I CLASS
                                                  ---------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                         2005        2004       2003       2002       2001
                                                         ----        ----       ----       ----       ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period           $       8.58        7.54       6.07       8.11      13.08
   Income (loss) from investment operations:
   Net investment income                          $       0.08*       0.10       0.06       0.03       0.01
   Net realized and unrealized gain (loss) on
   investments                                    $       0.72        1.00       1.45      (2.06)     (2.58)
   Total from investment operations               $       0.80        1.10       1.51      (2.03)     (2.57)
   Less distributions from:
   Net investment income                          $      (0.08)      (0.06)     (0.04)     (0.01)        --
   Net realized gain from investments             $         --          --         --         --      (2.40)
   Total distributions                            $      (0.08)      (0.06)     (0.04)     (0.01)     (2.40)
   Net asset value, end of period                 $       9.30        8.58       7.54       6.07       8.11
   TOTAL RETURN(1)                                %       9.38       14.76      24.95     (24.89)    (20.78)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $    270,692     267,249    264,755    245,281    384,924
   Ratios to average net assets:
   Expenses(2)                                    %       0.85        0.85       0.85       0.85       0.85
   Net investment income(2)                       %       0.92        1.22       0.83       0.50       0.15
   Portfolio turnover rate                        %         51         140        126        106         92

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.

* Per share data calculated using average number of shares outstanding throughout the period.

                      (This page intentionally left blank)

                                                                      APPENDIX D

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

         The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of July 28, 2006:

ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO

                                                                      PERCENTAGE OF
                                                                    COMBINED PORTFOLIO
NAME AND ADDRESS OF    PERCENT OF CLASS OF SHARES   PERCENTAGE OF       AFTER THE
SHAREHOLDER              AND TYPE OF OWNERSHIP        PORTFOLIO      REORGANIZATION(1)
----------------------------------------------------------------------------------------------



ING UBS U.S. LARGE CAP EQUITY PORTFOLIO

                                                                      PERCENTAGE OF
                                                                    COMBINED PORTFOLIO
NAME AND ADDRESS OF    PERCENT OF CLASS OF SHARES   PERCENTAGE OF       AFTER THE
SHAREHOLDER              AND TYPE OF OWNERSHIP        PORTFOLIO      REORGANIZATION(1)
----------------------------------------------------------------------------------------------



----------
(1) On a PRO FORMA basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on July 28, 2006.

                      (This page intentionally left blank)

                                     PART B

                               ING PARTNERS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 11, 2006

   Acquisition of the Assets and Liabilities of:                By and in Exchange for Shares of:
  ING Goldman Sachs(R) Structured Equity Portfolio           ING UBS U.S. Large Cap Equity Portfolio
         (a series of ING Partners, Inc.)                       (a series of ING Partners, Inc.)
          7337 East Doubletree Ranch Road                        7337 East Doubletree Ranch Road
          Scottsdale, Arizona 85258-2034                         Scottsdale, Arizona 85258-2034

    This Statement of Additional Information of ING Partners, Inc. ("SAI") is available to the shareholders of ING Goldman Sachs(R) Structured Equity Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING Goldman Sachs(R) Structured Equity Portfolio will be transferred to ING UBS U.S. Large Cap Equity Portfolio, a series of ING Partners, Inc., in exchange for shares of ING UBS U.S. Large Cap Equity Portfolio.

    This SAI consists of: (i) this cover page; (ii) the accompanying PRO FORMA Financial Statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

        1. The SAI for ING Goldman Sachs(R) Structured Equity Portfolio and ING UBS U.S. Large Cap Equity Portfolio, dated April 28, 2006, as filed on April 27, 2006.

        2. The Financial Statements of ING Goldman Sachs(R) Structured Equity Portfolio and ING UBS U.S. Large Cap Equity Portfolio are included in the Annual Report, dated December 31, 2005, as filed on March 10, 2006.

    This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated September 11, 2006, relating to the Reorganization of ING Goldman Sachs(R) Structured Equity Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Portfolio and PRO FORMA Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2005. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The tables are followed by the Notes to the PRO FORMA Financial Statements.

          STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2005

                                                                                                                    PRO FORMA
                                                          ING                      ING                               COMBINED
                                                     GOLDMAN SACHS(R)       UBS U.S. LARGE CAP    PRO FORMA       (POST-MERGER
                                              STRUCTURED EQUITY PORTFOLIO    EQUITY PORTFOLIO    ADJUSTMENTS         EXPENSE)
                                              ---------------------------------------------------------------------------------
ASSETS:
Investments in securities at value+*          $               103,181,342   $      277,899,925                    $ 381,081,267
Short-term Investments**                                                -            2,786,257                        2,786,257
Short-term investments at amortized cost                       15,680,000           54,508,000                       70,188,000
Cash                                                                    -              316,880      (167,025)(A)        149,855
Receivables:
    Investment securities sold                                  1,511,947               14,071                        1,526,018
    Fund shares sold                                                  544               10,513                           11,057
    Dividends and interest                                        169,631              252,881                          422,512
                                              ---------------------------------------------------------------------------------
    Total assets                                              120,543,464          335,788,527                      456,164,966
                                              ---------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased                       586,799                    -                          586,799
Payable upon return of securities loaned                       15,680,000           54,508,000                       70,188,000
Payable for fund shares redeemed                                3,332,717              288,434                        3,621,151
Payable to custodian due to bank overdraft                        167,025                    -      (167,025)(A)              -
Payable to affiliates                                             102,876              207,749                          310,625
                                              ---------------------------------------------------------------------------------
    Total liabilities                                          19,869,417           55,004,183                       74,706,575
                                              ---------------------------------------------------------------------------------
NET ASSETS                                    $               100,674,047   $      280,784,344                    $ 381,458,391
                                              =================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                               $                84,234,472   $      338,266,784                    $ 422,501,256
Undistributed net investment income                               558,080            2,425,943                        2,984,023
Accumulated net realized gain (loss)
 on investments                                                 7,342,568         (92,592,061)                     (85,249,493)
Net unrealized appreciation of investments                      8,538,927           32,683,678                       41,222,605
                                              ---------------------------------------------------------------------------------
NET ASSETS                                    $               100,674,047   $      280,784,344                    $ 381,458,391
                                              =================================================================================

+Including securities on loan at value        $                15,167,106   $       73,078,912                    $  88,246,018
*Cost of investments in securities            $                94,642,415   $      245,216,000                    $ 339,858,415
** Cost of short-term investments                                           $        2,786,504                    $   2,786,504

CLASS ADV:
    Net Assets                                $                   953,263   $          425,630                    $   1,378,893
    Shares authorized                         $               100,000,000          100,000,000                      100,000,000
    Par value                                 $                     0.001   $            0.001                    $       0.001
    Shares outstanding                                             77,422               46,310        26,306(B)         150,038
    Net asset value and redemption price
     per share                                $                     12.31   $             9.19                    $        9.19

CLASS I:
    Net Assets                                $                     1,500   $      270,691,925                    $ 270,693,425
    Shares authorized                         $               100,000,000          100,000,000                      100,000,000
    Par value                                 $                     0.001   $            0.001                    $       0.001
    Shares outstanding                                                120           29,119,479            41(B)      29,119,640
    Net asset value and redemption price
     per share                                $                     12.50   $             9.30                    $        9.30

CLASS S:
    Net Assets                                $                99,719,284   $        9,666,789                    $ 109,386,073
    Shares authorized                         $               100,000,000          100,000,000                      100,000,000
    Par value                                 $                     0.001   $            0.001                    $       0.001
    Shares outstanding                                          8,007,387            1,050,082     2,819,897(B)      11,877,366
    Net asset value and redemption price
     per share                                $                    12.45    $             9.21                    $        9.21

(A) Adjustment for overdraft on Retired Fund (VP Goldman Sachs(R) Structured Equity).
(B) Reflects new shares issued, net of retired shares of ING Goldman Sachs(R) Structured Equity. Calculation: Net Assets DIVIDED BY NAV per share)

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          ING                        ING
                                              GOLDMAN SACHS(R) STRUCTURED      UBS U.S LARGECAP     PRO FORMA       PRO FORMA
                                            EQUITY PORTFOLIO (DISAPPEARING)  PORTFOLIO (SURVIVOR)  ADJUSTMENTS      COMBINED
                                            -----------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                   $                     1,777,029  $          4,641,367                  $  6,418,396
Interest                                                              5,830                54,583                        60,413
Securities lending income                                             5,082                17,153                        22,235
                                            -----------------------------------------------------------------------------------
     Total investment income                                      1,787,941             4,713,103            -        6,501,044

EXPENSES:
 Investment management fees                                         740,881             1,869,865                     2,610,746
 Distribution fees:
      Class ADV                                                       3,056                   850                         3,906
      Class S                                                       263,068                13,765                       276,833
 Administrative service fees                                        211,682               400,686      (52,923)(A)      559,445
                                            -----------------------------------------------------------------------------------
     Total expenses                                               1,218,687             2,285,166      (52,923)       3,450,930
                                            -----------------------------------------------------------------------------------
Net investment income                                               569,254             2,427,937       52,923        3,050,114
                                            -----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS AND FUTURES:
 Net realized gain (loss) on:
      Investments                                                 7,750,789            16,383,118                    24,133,907
      Futures                                                        (6,829)                                             (6,829)
                                            -----------------------------------------------------------------------------------
      Net realized gain                                           7,743,960            16,383,118            -       24,127,078
                                            -----------------------------------------------------------------------------------
 Net change in unrealized appreciation or
  depreciation on:
      Investments                                                (2,998,584)            5,356,121                     2,357,537
      Foreign currency related transactions                          (3,301)                                             (3,301)
                                            -----------------------------------------------------------------------------------
      Net change in unrealized appreciation
       or depreciation                                           (3,001,885)            5,356,121            -        2,354,236
                                            -----------------------------------------------------------------------------------

Net realized and unrealized gain on
 investments and foreign currencies                               4,742,075            21,739,239            -       26,481,314
                                            -----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                            $                     5,311,329  $         24,167,176  $    52,923     $ 29,531,428
                                            ===================================================================================

(A)  Reflects adjustment in expenses due to elimination of duplicative services.

                 See Accompanying Notes to Financial Statements

          NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

     The Board of Trustees of the ING Goldman Sachs(R) Structured Equity Portfolio ("Goldman Sachs(R) Structured Equity") and the ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap"), approved an Agreement and Plan of Reorganization dated May 25, 2006, respectively (the "Plan") whereby, subject to approval by the shareholders of Goldman Sachs(R) Structured Equity, UBS U.S. Large Cap will acquire all of the assets of the Goldman Sachs(R) Structured Equity, subject to the liabilities of such Portfolio, in exchange for a number of shares of UBS U.S. Large Cap equal in value to the net assets of Goldman Sachs(R) Structured Equity (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies with UBS U.S. Large Cap remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December 31, 2005. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of Goldman Sachs(R) Structured Equity and UBS U.S. Large Cap at December 31, 2005. The unaudited pro forma statement of operations reflects the results of operations of Goldman Sachs(R) Structured Equity and UBS U.S. Large Cap for the twelve-months ended December 31, 2005. These statements have been derived from the Portfolios' respective books and records utilized in calculating daily net asset value at the date indicated above for Goldman Sachs(R) Structured Equity and UBS U.S. Large Cap under accounting principles generally accepted in the United States of America for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Goldman Sachs(R) Structured Equity for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of Trustees ("Board") of the Portfolios. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of common Goldman Sachs(R) Structured Equity issued in connection with the proposed acquisition of Goldman Sachs(R) Structured Equity by UBS U.S. Large Cap as of December 31, 2005. The number of additional shares issued was calculated by dividing the net asset value of each Class of Goldman Sachs(R) Structured Equity by the respective Class net asset value per share of UBS U.S. Large Cap.

NOTE 4  - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on December 31, 2005. Goldman Sachs(R) Structured Equity expenses were adjusted assuming UBS U.S. Large Cap's fee structure was in effect for the twelve months ended December 31, 2005.

NOTE 5 - MERGER COSTS:

     Merger costs to be incurred by Goldman Sachs(R) Structured Equity are estimated at approximately $34,250 and are included in the Unified fees of the respective Statement of Operations. These costs represent one half of the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Merger.

NOTE 6 - USE OF ESTIMATES IN PREPARATION OF PRO FORMA FINANCIAL STATEMENTS

     Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

     It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

                                                             3 EASY WAYS TO VOTE
            VOTE BY PHONE: CALL TOLL-FREE 1-866-415-5996 AND FOLLOW THE RECORDED
                                                                   INSTRUCTIONS.
           VOTE ON THE INTERNET: LOG ON TO Proxyweb.com AND FOLLOW THE ON-SCREEN
                                                                   INSTRUCTIONS.
     VOTE BY MAIL: CHECK THE APPROPRIATE BOXES ON THE REVERSE SIDE OF THE VOTING
                                             INSTRUCTION CARD, SIGN AND DATE THE
                    VOTING INSTRUCTION CARD AND RETURN IN THE ENVELOPE PROVIDED. If you vote via phone or the Internet, YOU DO NOT NEED TO RETURN YOUR VOTING
                                                               INSTRUCTION CARD.

                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                OCTOBER 26, 2006
                                 PROXY SOLICITED ON BEHALF OF BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

     The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the Portfolio attributable to his or her contract or interest therein as directed on the reverse side of this Form. IF THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL. IF YOU FAIL TO RETURN THIS VOTING INSTRUCTION FORM, THE COMPANY WILL VOTE ALL SHARES ATTRIBUTABLE TO YOUR ACCOUNT VALUE IN PROPORTION TO ALL VOTING INSTRUCTIONS FOR THE PORTFOLIO ACTUALLY RECEIVED FROM CONTRACT OWNERS IN THE SEPARATE ACCOUNT, WHEN APPLICABLE. THE PROXIES VOTING SHARES AT THE SPECIAL MEETING ON BEHALF OF THE INSURANCE COMPANY ARE AUTHORIZED TO VOTE, AT THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING AND ANY ADJOURNMENT(s) OR POSTPONEMENT(s) THEREOF.

             VOTING INSTRUCTION FORM MUST BE SIGNED AND DATED BELOW.



-------------------------------                      -----------------
Signature (s) (if held jointly)                      Date


     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION FORM. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. /X/ PLEASE DO NOT USE FINE POINT PENS.

     TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR VOTING INSTRUCTION CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR VOTING INSTRUCTION CARD.

        THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among Goldman Sachs(R) Structured Equity and ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity Portfolio"), providing for the reorganization of Goldman Sachs(R) Structured Equity Portfolio with and into UBS U.S. Large Cap Equity Portfolio; and

     For / /                      Against / /                     Abstain / /

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.

[INSERT ING LOGO & ADDRESS]

                                                  3 EASY WAYS TO VOTE YOUR PROXY
            VOTE BY PHONE: CALL TOLL-FREE 1-866-415-5996 AND FOLLOW THE RECORDED
                                                                   INSTRUCTIONS.
           VOTE ON THE INTERNET: LOG ON TO PROXYWEB.COM AND FOLLOW THE ON-SCREEN
                                                                   INSTRUCTIONS.
VOTE BY MAIL: CHECK THE APPROPRIATE BOXES ON THE REVERSE SIDE OF THE PROXY CARD,
               SIGN AND DATE THE PROXY CARD AND RETURN IN THE ENVELOPE PROVIDED. If you vote via phone or the Internet, YOU DO NOT NEED TO RETURN YOUR PROXY
                                                                           CARD.

                                                              ING PARTNERS, INC.
      PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 26, 2006
                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING GOLDMAN SACHS(R) STRUCTURED EQUITY PORTFOLIO

     The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them ("Proxies"), with full power of substitution designated by them or their Insurance Company, to vote all shares, which the undersigned is entitled to vote, or to which he or she has beneficial interest under a variable contract issued by his or her Insurance Company at the Special Meeting of shareholders ("Special Meeting") of the ING Goldman Sachs(R) Structured Equity Portfolio (the "Portfolio") to be held at: 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on October 26, 2006 at 10:00a.m., Local time and at any adjournment(s) or postponement(s) thereof, in the manner directed below with respect to the matters referred to in the Proxy Statement for the Special Meeting, receipt of which is hereby acknowledged, and in the Proxies' discretion, upon such other matters as may properly come before the meeting or any adjournment(s) or postponement(s) thereof.

This proxy will be voted as specified. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSAL.

  PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED
                                    ENVELOPE.



---------------------------------                     -----------------
Signature (s) (if held jointly)                       Date


     This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. /X/ PLEASE DO NOT USE FINE POINT PENS.

     TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY CARD.

               THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among Goldman Sachs(R) Structured Equity and ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity Portfolio"), providing for the reorganization of Goldman Sachs(R) Structured Equity Portfolio with and into UBS U.S. Large Cap Equity Portfolio; and

     For / /                      Against / /                     Abstain / /

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article NINTH, Section (d) of the ING Partners, Inc.'s Articles of Incorporation, as amended, provides the following:

Article NINTH, Section (d).

     (d) The Corporation shall indemnify its officers and directors and any officer or director who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

          (i) Every person who is or has been a director or officer of the Corporation, and every person who while an officer or director of the Corporation serves or has served at the Corporation's request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a director or officer of the Corporation or a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him or her in the settlement thereof.

          (ii) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (iii) No indemnification shall be provided hereunder to a director or officer against any liability to the Corporation or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

          (iv) The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any director or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

          (v) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subsection (vi) of this Section (d) of Article NINTH, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

                    (1) by a majority vote of a quorum of non-party Directors who are not "interested" persons of the Corporation (as defined in the 1940 Act), or

                    (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

          (vi) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions: (1) the indemnitee provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances or (3) a majority of a quorum of non-party Directors who are not "interested" persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

               The Corporation may, with the approval of the Board of Directors, provide such indemnification and advancement of expenses as set forth in subsections (i) through (vi) of this Section (d) of Article Ninth to employees and agents of the Corporation and to any person (other than officers or directors of the Corporation) who serves at the request for the Corporation as an officer, director, employee or agent of another corporation, partnership, joint venture or other enterprise.

               Any repeal or amendment of any of the provisions of this section
               (d) of Article NINTH, and any adoption or amendment of any other provision of the Charter or bylaws of the Corporation which may be inconsistent with the provisions of this section (d) of Article NINTH, shall be prospective in operation and effect only, and shall not affect in any manner any right to indemnification hereunder existing at the time of any such repeal, amendment or adoption.

Sections 4 and 5 of the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset management (Americas) Inc., as amended, provide the following:

Section 4 - Liability of Subadviser.

     4. Neither the Subadviser nor any of its directors, officers, employees or agents shall be liable to the Adviser or the Company for any loss or expense suffered by the Adviser or the Company resulting from it s acts or omissions as Subadviser to the Portfolio, except for losses or expenses to the Adviser or the Company resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the Subadviser's duties under this Agreement. Neither the Subadviser nor any of its agents shall be liable to the Adviser or the Company for any loss or expense suffered as a consequence of any action or inaction of other service providers to the Company in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Company is not a result of the willful misconduct, bad faith or gross negligence in the performance or, or from reckless disregard of, the duties of the Subadviser under this Agreement.

Section 5 - Liability of Adviser

     5. The Adviser agrees to indemnify the Subadviser and its directors, officers, employees and agents against any loss or expense suffered by the Subadviser resulting from Adviser's act or omissions as Adviser to the Portfolio, that may be based upon willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the Adviser's duties under the Agreement; provided however, that in no case is the indemnity of the Adviser in favor of the Subadviser deemed to protect the Subadviser against any liability to which it would otherwise be subject to by reason of the Subadviser's willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Subadviser under this Agreement.

In addition, ING Partners, Inc.'s officers and Directors are currently covered under a directors and officers errors and omissions liability layered insurance policy underwritten by Federal Insurance Company, St. Paul's Travelers and ACE America, which expires October 1, 2006.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Directors, officers and controlling persons of the ING Partners, Inc. pursuant to the foregoing provisions or otherwise, ING UBS U.S. Large Cap Equity Portfolio, has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Partners, Inc. of expenses incurred or paid by a Directors, officer or controlling person of ING Partners, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Directors, officer or controlling person in connection with the shares being registered, ING Partners, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Section XII.B of the Administrative Services Agreement provides for indemnification of the Administrator.

ITEM 16. EXHIBITS

(1) (a) Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio Partners, Inc.) dated May 7, 1997 - filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997, and incorporated herein by reference.

     (b) Articles of Amendment effective August 29, 2001 - filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

     (c) Articles of Amendment effective December 16, 2002 - filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (d) Articles of Amendment effective May 1, 2003 - filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

     (e) Articles of Amendment effective January 23, 2004 - filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Form N-1A Registration Statement on February 24, 2004, and incorporated herein by reference.

     (f) Articles of Amendment effective May 1, 2004 - filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (g) Articles of Amendment effective November 8, 2004 - filed as an Exhibit to Post-Effective Amendment no. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (h) Articles Supplementary to Articles of Incorporation effective August 20, 2001 - filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (i) Articles Supplementary to Articles of Incorporation effective February 11, 2002 - filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement on February 13, 2002, and incorporated herein by reference.

     (j) Articles Supplementary to Articles of Incorporation effective January 17, 2003 - filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement on February 3, 2003, and incorporated herein by reference.

     (k) Articles Supplementary to Articles of Incorporation effective June 10, 2004 - filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant's Form

          N-1A Registration Statement on July 2, 2004, and incorporated herein by reference.

     (l) Articles Supplementary to Articles of Incorporation effective November 1, 2004 - filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (m) Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - filed as an Exhibit to Post-Effective Amendment No. 20 to Registration's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

     (n) Articles Supplementary dated August 8, 2005 to the Articles of Incorporation - filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

     (o) Articles Supplementary dated August 20, 2001 to the Articles of Incorporation - filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Form N-1A Registration Statement on December 6, 2005, and incorporated herein by reference.

     (p) Articles Supplementary dated January 31, 2006 to the Articles of Incorporation - filed as an Exhibit to Post-Effective Amendment No.28 to Registrant's Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

     (q) Articles of Amendment, effective April 28, 2006 to Articles of Incorporation - filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant's Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(2) By-laws - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 21, 1997, and incorporated herein by reference.

(3)  Not applicable.

(4) Form of Agreement and Plan of Reorganization by and between ING Partners, Inc., on behalf of ING UBS U.S. Large Cap Equity Portfolio and ING Goldman Sachs(R) Structured Equity Portfolio - Filed herewith.

(5) Instruments Defining Rights of Security Holders (set forth in the Articles of Incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant's initial form N-1A Registration Statement on July 31, 1997, and incorporated herein by reference.

(6) (a) Investment Advisory Agreement between the ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (i) Amended to Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004, and incorporated herein by reference.

          (ii) Form of Amendment to Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form A-1A Registration Statement on September 15, 2004, and incorporated herein by reference.

          (iii) Amendment, dated November 1, 2004, of Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (iv) Amendment, dated December 1, 2004, to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (v) Amended Exhibit A, dated April 28, 2006, with respect to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as and Exhibit to Post-Effective Amendment No. 28 to Registrant's Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

     (b) Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management (Americas) Inc. effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement on April 27, 2004, and incorporated herein by reference.

          (i) Amendment, effective April 28, 2006, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management (Americas), Inc. - filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Form N-1A Registration Statement on April 27, 2006, and incorporated herein by reference.

(7) (a) Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (i) Amendment to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004, and incorporated herein by reference.

          (ii) Amendment, Dated May 1, 2003, to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (iii) Amendment, dated November 1, 2004, to Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (iv) Amendment, dated November 17, 2004, to Underwriting Agreement between ING Partners, Inc. and ING Financial Adviser, LLC - Filed as an Exhibit to Post-effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (v) Amendment, effective December 7, 2005, to the Underwriting Agreement between ING Partners, Inc. and ING Financial Advisers, LLC - Filed as an Exhibit to Post Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (b) Distribution Services Agreement dated November 15, 2002 between Golden American Life Insurance Company and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

          (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

          (ii) Form of, Amendment to Distribution Services Agreement, between ING Partners, Inc. and ING USA Annuity and Life Insurance Company
               - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (iii) Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company dated April 28, 2006 - Filed herewith.

     (c) Distribution Services Agreement dated February 12, 2002 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC
          - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (i) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and ING Life Insurance and Annuity Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

          (ii) Form of, Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (iii) Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ING Life Insurance and Annuity Company dated April 28, 2006 - Filed herewith.

     (d) Distribution Services Agreement dated March 7, 2002 between Reliastar Life Insurance Company and Aetna Investment Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (i) Amendment to Distribution Services Agreement, between ING Financial Advisers, LLC and ReliaStar Life Insurance Company dated April 28, 2006 - Filed herewith.

     (e) Distribution Services Agreement dated March 7, 2002 between Reliastar Life Insurance Company of New York and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (i) Form of, Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and Reliastar Life Insurance Company of New York - Filed as an Exhibit to Post-effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (iii) Amendment to Distribution Services Agreement between ING Financial Advisers, LLC and Reliastar Life Insurance Company of New York dated April 28, 2006 - Filed herewith.

(8) Deferred Compensation Plan for Independent Directors effective September 15, 2005 - Filed herewith.

(9) (a) Custodian Agreement dated March 13, 2003 between ING Partners, Inc. and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference

          (i) Amended Exhibit A, effective April 28, 2006, to Custodian Agreement between ING Partners, Inc. and The Bank of New York-Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant's Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference

     (b) Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005 and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 21, 2004 to the Securities Lending Agreement and Guaranty with The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

(10) (a)  Plan of Distribution pursuant to Rule 12b-1 renewed November 19, 2003
          - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (b) Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares renewed November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (c) Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares renewed November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (d) Form of, Second Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (i) Amended Schedule A to the Second Amended and Restated Plan Pursuant to Rule 18f-3 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

(11) Opinion and Consent of Counsel - Filed herewith.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - to be filed by subsequent post-effective amendment.

(13) (a) Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC effective November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement on February 24, 2004, and incorporated herein by reference.

          (i) Amendment, dated September 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC
               - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (ii) Amendment, dated November 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC
               - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

          (iii) Amended Schedule A to Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (iv) Amended Schedule B to the Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (v) Amended Schedule A to Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

          (vi) Amended Schedule B to Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

          (vii) Amended Schedules A and B, dated April 28, 2006, to the Administrative Services Agreement - Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on April 27, 2006, and incorporated herein by reference.

     (b) Termination Letter dated September 28, 2004 to the Sub-Administration Agreement between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Investors Bank & Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A

          Registration Statement on August 12, 2005, and incorporated herein by reference.

     (c) License Agreement between Aetna and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Registrant's initial Form N-1A Registration Statement on July 31, 1997, and incorporated herein by reference.

     (d)  Agency Agreement by and among ING Partners, Inc. and DST Systems, Inc.
          - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (i) Termination Letter, dated September 28, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (ii) Acceptance Letter between ING Partners, Inc. and DST Systems, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (iii) Amended and Restated Exhibit A, dated April 28, 2006, with respect to the Agency Agreement - Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on April 27, 2006, and incorporated herein by reference.

     (e) Termination letter dated September 28, 2004 to the Securities Lending Agency Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Investors Bank and Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

     (f) Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

          (i) Amended Exhibit A, April 28, 2006, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on April 27, 2006, and incorporated herein by reference.

     (g) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING Insurance Company of America (formerly

          Aetna Insurance Company of America) effective December 5, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

          (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America effective March 5, 2002
               - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

          (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Amendment, dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America
               - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (iv) Form of, Amendment to the Fund Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of America dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (h) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and

               ING USA Annuity and Life Insurance Company effective September 1, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Amendment, dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (iv) Form of Amendment to Fund Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

     (i) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company dated December 7, 2005
          - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (j) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC), effective November 28, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant" Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

          (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC, effective March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

          (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (iv) Amendment, dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (v) Form of, Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (vi) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (h) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ReliaStar Life Insurance Company, effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

          (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and ReliaStar Life Insurance Company, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

          (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and ReliaStar Life Insurance Company, effective October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

          (iii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and ReliaStar Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iv) Amendment, effective May 1, 2003, to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and ReliaStar Life Insurance Company
               - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (vi) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (i) Participation Agreement among ING Partners, Inc., (formerly Portfolio Partners, Inc.), ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Financial Advisers, LLC (formerly Aetna Investment Services, LLC) and ReliaStar Life Insurance Company of New York, effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

          (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and ReliaStar Life Insurance Company of New York, effective March 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

          (ii) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and ReliaStar Life Insurance Company, of New York effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Amendment to Participation Agreement, dated November 1, 2004, among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company of

               New York - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Form N-1A Registration Statement on April 1, 2005, and incorporated herein by reference.

          (iv) Form of, Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (v) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (j) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (iii) Form of, Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

          (iv) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective

               Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (k) Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (i) Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Form of Amendment among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (iii) Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Security Life of Denver Insurance Company dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (l) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ReliaStar Life Insurance Company of New York, Service Class Shares, dated December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Service Class Shares, effective March 13, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Amendment, dated May 1, 2003, to Shareholding Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of

               New York, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (m) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ReliaStar Life Insurance Company of New York, Adviser Class Shares, dated December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Adviser Class Shares, effective March 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Amendment, dated November 1, 2004, to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Adviser Shares - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Advisor Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (n) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ReliaStar Life Insurance Company, Service Class Shares, dated December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Service Class Shares, effective March 26, 2002 - Filed as an Exhibit to Post-Effective

               Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004, and incorporated herein by reference.

          (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Service Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (v) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Advisor Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (o) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ReliaStar Life Insurance Company, Adviser Class Shares, dated December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Adviser Class Shares, dated March 26, 2002 - Filed as and Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Adviser Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Amendment, dated November 1, 2004, to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Advisor Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (p) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Service Class Shares, effective November 27, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (q) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Adviser Class Shares, effective November 27, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated March 5, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004, and incorporated herein by reference.

          (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (v) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, Adviser Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (r) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Service Class Shares, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (s) Form of Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and ING Insurance Company of America (formerly Aetna Insurance Company of America), Adviser Class Shares, effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Adviser Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (t) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Service Class Shares, effective January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Service Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Amendment, dated November 1, 2004, to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Service Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Service Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (u) Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Adviser Class Shares, effective January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (i) Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares, effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003, and incorporated herein by reference.

          (ii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Form N-1A Registration Statement on August 15, 2004, and incorporated herein by reference.

          (iii) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, Adviser Class Shares, dated November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

          (iv) Form of Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Adviser Class Shares, dated December 7, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on December 6, 2005, and incorporated herein by reference.

     (v) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

     (w) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ING Insurance Company of America, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

     (x) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ING Life Insurance And Annuity Company, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

     (y) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

     (z) Form of Shareholder Servicing Agreement between ING Partners, Inc. and ReliaStar Life Insurance Company of New York, Class T Shares - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Form N-1A Registration Statement on August 12, 2005, and incorporated herein by reference.

     (aa) Service Agreement between ING Life Insurance and Annuity Company and Golden American Life Insurance Company effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (bb) Service Agreement between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (cc) Service Agreement between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (dd) Service Agreement between ING Life Insurance and Annuity Company and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

     (ee) Service Agreement between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004, and incorporated herein by reference.

(14) Consent of independent auditors - Filed herewith

(15) Not applicable.

(16) Powers of Attorney - Filed herewith.

(17) Not applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 18th day of July, 2006.

                                           ING PARTNERS INC.


                                           By: /s/ Huey P. Falgout, Jr.
                                               ---------------------------------
                                               Huey P. Falgout, Jr.
                                               Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                         TITLE                       DATE
------------------------   ---------------------------------   -----------------


------------------------     President and Chief Executive       July 18, 2006
James M. Hennessy*                      Officer


------------------------         Senior Vice President,          July 18, 2006
Todd Modic*                Chief/Principal Financial Officer


------------------------           Chairman/Director             July 18, 2006
Jock Patton*


------------------------                Director                 July 18, 2006
John V. Boyer*


------------------------                Director                 July 18, 2006
Patricia W. Chadwick*


------------------------                Director                 July 18, 2006
J. Michael Earley*


------------------------                Director                 July 18, 2006
R. Barbara Gitenstein*


------------------------                Director                 July 18, 2006
Patrick W. Kenny*


------------------------                Director                 July 18, 2006
Walter H. May*


------------------------                Director                 July 18, 2006
Sheryl K. Pressler*


------------------------                Director                 July 18, 2006
David W.C. Putnam*

------------------------                Director                 July 18, 2006
John G. Turner*


------------------------                Director                 July 18, 2006
Roger B. Vincent*


*By: /s/ Huey P. Falgout, Jr.
     ----------------------------
     Huey P. Falgout, Jr.
     Attorney-in-Fact**

** Executed pursuant to powers of attorney filed in this Registration Statement.

                                  EXHIBIT INDEX

(4) Form of Agreement and Plan of Reorganization by and between ING Partners, Inc., on behalf of ING UBS U.S. Large Cap Equity Portfolio and ING Goldman Sachs(R) Structured Equity Portfolio

(7)(b)(iii) Amendment, dated April 28, 2006 to the Distribution Services Agreement, between ING Financial Advisers, LLC and ING USA Annuity and Life Insurance Company

(7)(c)(iii) Amendment, dated April 28, 2006, to the Distribution Services Agreement, between ING Financial Advisers, LLC and ING Life Insurance and Annuity Company

(7)(d)(i) Amendment, dated April 28, 2006, to the Distribution Services Agreement, between ING Financial Advisers, LLC and Reliastar Life Insurance Company

(7)(e)(ii) Amendment, dated April 28, 2006, to the Distribution Services Agreement between ING Financial Advisers, LLC and Reliastar Life Insurance Company of New York

(8)           Deferred Compensation Plan for Independent Directors

(11)          Opinion and Consent of Counsel

(14)          Consent of Independent Auditors

(16)          Powers of Attorney